UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Capital Goods — 3.3%
132,394	ABB Ltd. ADR	$1,845,572
19,000	Danaher Corp.	1,030,180
12,100	Precision Castparts Corp.	724,790
49,930	United Technologies Corp.	2,145,992
35,110	W.W. Grainger, Inc.(a)	2,464,020

		8,210,554

Commercial & Professional Services — 1.8%
206,000	Iron Mountain, Inc.*(a)	4,567,020

Consumer Durables & Apparel — 3.0%
204,200	Coach, Inc.*	3,410,140
86,580	Fortune Brands, Inc.	2,125,539
328,700	Newell Rubbermaid, Inc.	2,097,106

		7,632,785

Consumer Services — 2.7%
202,500	Marriott International, Inc. Class A(a)	3,312,900
31,200	McDonald’s Corp.	1,702,584
140,600	Starwood Hotels & Resorts Worldwide, Inc.	1,785,620

		6,801,104

Diversified Financials — 4.2%
20,500	CME Group, Inc.	5,050,995
47,200	JPMorgan Chase & Co.	1,254,576
266,430	The Charles Schwab Corp.	4,129,665

		10,435,236

Energy — 7.8%
58,200	Cameron International Corp.*	1,276,326
52,100	Halliburton Co.	805,987
62,700	Hess Corp.	3,398,340
146,940	Schlumberger Ltd.	5,968,703
127,740	Suncor Energy, Inc.	2,837,105
288,400	Weatherford International Ltd.*	3,192,588
84,100	Whiting Petroleum Corp.*(a)	2,173,985

		19,653,034

Food & Staples Retailing — 0.8%
40,600	Costco Wholesale Corp.	1,880,592

Food, Beverage & Tobacco — 4.7%
48,700	Kraft Foods, Inc. Class A	1,085,523
126,800	PepsiCo, Inc.	6,527,664
95,600	The Coca-Cola Co.	4,201,620

		11,814,807

Health Care Equipment & Services — 7.4%
130,200	Baxter International, Inc.	6,668,844
16,100	C. R. Bard, Inc.	1,283,492
63,300	Laboratory Corp. of America Holdings*	3,702,417
105,100	St. Jude Medical, Inc.*	3,818,283
81,200	Zimmer Holdings, Inc.*	2,963,800

		18,436,836

Household & Personal Products — 2.4%
106,100	Avon Products, Inc.	2,040,303
84,300	The Procter & Gamble Co.	3,969,687

		6,009,990

Materials — 1.0%
38,400	Praxair, Inc.	2,583,936

Media — 2.6%
145,200	Comcast Corp. Class A	1,980,528

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
255,311	Lamar Advertising Co. Class A*(a)		$2,489,282
119,474	Viacom, Inc. Class B*(a)		2,076,458

			6,546,268

Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
150,634	Amylin Pharmaceuticals, Inc.*(a)		1,769,949
82,428	Charles River Laboratories International, Inc.*(a)		2,242,866
92,353	Gilead Sciences, Inc.*		4,277,791
109,500	Johnson & Johnson		5,759,700
151,400	Merck & Co., Inc.		4,049,950
35,700	Shire PLC ADR		1,283,058
55,900	Teva Pharmaceutical Industries Ltd. ADR		2,518,295
102,500	Thermo Fisher Scientific, Inc.*		3,656,175

			25,557,784

Real Estate — 1.1%
680,900	CB Richard Ellis Group, Inc. Class A*		2,744,027

Retailing — 5.6%
60,600	Advance Auto Parts, Inc.		2,489,448
50,800	Best Buy Co., Inc.		1,928,368
231,940	Lowe’s Companies, Inc.		4,232,905
157,500	Target Corp.		5,416,425

			14,067,146

Semiconductors & Semiconductor Equipment — 1.3%
143,179	Linear Technology Corp.(a)		3,290,254

Software & Services — 19.4%
436,100	Activision Blizzard, Inc.*(a)		4,561,606
176,140	Cognizant Technology Solutions Corp. Class A*		3,661,950
220,825	Electronic Arts, Inc.*		4,016,807
109,200	Equinix, Inc.*(a)		6,131,580
115,200	Global Payments, Inc.		3,848,832
14,110	Google, Inc. Class A*		4,911,127
591,768	Microsoft Corp.		10,870,778
119,200	Oracle Corp.*		2,153,944
79,000	Visa, Inc. Class A		4,392,400
334,591	Western Union Co.		4,205,809

			48,754,833

Technology Hardware & Equipment — 13.1%
112,200	Amphenol Corp. Class A		3,196,578
49,300	Apple, Inc.*		5,182,416
529,090	Cisco Systems, Inc.*		8,872,839
369,000	Dell, Inc.*		3,498,120
20,300	International Business Machines Corp.		1,966,867
160,891	QUALCOMM, Inc.		6,260,269
91,400	Research In Motion Ltd.*		3,936,598

			32,913,687

Telecommunication Services — 3.7%
235,690	American Tower Corp. Class A*		7,172,047
99,750	Crown Castle International Corp.*		2,035,897

			9,207,944

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — 0.6%
23,500	Burlington Northern Santa Fe Corp.	$1,413,525

TOTAL COMMON STOCKS		$242,521,362

Shares	Rate	Value
Investment Company(b) — 3.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,058,505	0.482%	$9,058,505

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$251,579,867

Securities Lending Reinvestment Vehicle(b) — 10.6%
Boston Global Investment Trust — Enhanced Portfolio
26,847,432	0.558%	$26,552,111

TOTAL INVESTMENTS — 110.9%		$278,131,978

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%		(27,426,167)

NET ASSETS — 100.0%		$250,705,811

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$385,852,850

Gross unrealized gain	3,113,259
Gross unrealized loss	(110,834,131)

Net unrealized security loss	$(107,720,872)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 22.3%
Agriculture — 0.4%
Cargill, Inc.(a)
$675,000	6.000%	11/27/17	$634,175

Banks — 4.6%
ANZ Capital Trust(a)
500,000	4.484	01/29/49	414,907
Bank of America Corp.
375,000	5.750	12/01/17	313,824
Bear Stearns Companies, Inc.
550,000	6.400	10/02/17	531,179
950,000	7.250	02/01/18	969,109
Citigroup, Inc.
900,000	5.850	07/02/13	816,892
300,000	5.875	05/29/37	223,947
300,000	6.875	03/05/38	252,733
Countrywide Home Loan, Inc.
450,000	6.250	04/15/09	450,073
150,000	5.625	07/15/09	149,119
300,000	4.125	09/15/09	296,454
JPMorgan Chase Bank NA
400,000	6.000	10/01/17	374,950
Merrill Lynch & Co., Inc.
450,000	5.450	02/05/13	364,083
325,000	6.400	08/28/17	232,945
Nordea Bank Sweden AB(a)(b)(c)
600,000	8.950	11/29/49	270,000
PNC Bank NA
325,000	6.875	04/01/18	316,837
Resona Bank Ltd.(a)(b)(c)
1,250,000	5.850	09/29/49	637,500
Royal Bank of Scotland Group PLC(a)(b)(c)
300,000	6.990	10/29/49	129,000
Santander Issuances SA(a)(b)
200,000	5.805	06/20/16	148,761
Wachovia Bank NA
250,000	7.800	08/18/10	246,392
Wachovia Corp.
575,000	5.750	02/01/18	508,758
Wells Fargo Capital XIII(b)(c)
475,000	7.700	12/29/49	213,750

			7,861,213

Brokerage — 0.8%
Morgan Stanley & Co.
275,000	5.750	08/31/12	268,469
400,000	5.950	12/28/17	360,943
850,000	6.625	04/01/18	810,975

			1,440,387

Electric — 2.6%
Arizona Public Service Co.
250,000	6.375	10/15/11	246,675
225,000	6.250	08/01/16	196,759
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,002,445
Commonwealth Edison Co.
250,000	5.875	02/01/33	208,238
300,000	5.900	03/15/36	245,669

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
MidAmerican Energy Holdings Co.
$750,000	6.125%	04/01/36	$656,819
Pacific Gas & Electric Co.
1,350,000	6.050	03/01/34	1,329,039
Progress Energy, Inc.
200,000	5.625	01/15/16	193,893
350,000	7.000	10/30/31	323,232

			4,402,769

Energy — 0.8%
Canadian Natural Resources Ltd.
50,000	5.850	02/01/35	35,536
400,000	6.500	02/15/37	305,799
75,000	6.250	03/15/38	55,532
Kerr-McGee Corp.
100,000	6.950	07/01/24	76,626
Transocean Ltd.
375,000	6.800	03/15/38	329,450
XTO Energy, Inc.
650,000	6.500	12/15/18	645,774

			1,448,717

Entertainment — 0.1%
Time Warner Entertainment Co. LP
225,000	8.375	03/15/23	217,868

Environmental — 0.2%
Waste Management, Inc.
400,000	7.375	03/11/19	407,970

Financial Companies — 0.9%
GATX Financial Corp.
1,000,000	8.875	06/01/09	996,354
International Lease Finance Corp.
275,000	4.950	02/01/11	176,000
SLM Corp.
600,000	5.400	10/25/11	372,000

			1,544,354

Food & Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc.(a)
350,000	7.750	01/15/19	348,985
General Mills, Inc.
500,000	5.200	03/17/15	524,226
Kraft Foods, Inc.
275,000	6.500	08/11/17	283,178

			1,156,389

Food & Drug Retail — 0.2%
Marks & Spencer PLC(a)
155,000	6.250	12/01/17	114,299
400,000	7.125	12/01/37	252,306

			366,605

Healthcare — 1.1%
McKesson Corp.
250,000	7.500	02/15/19	265,349
Pfizer, Inc.
850,000	6.200	03/15/19	905,860
Roche Holdings, Inc.(a)
750,000	6.000	03/01/19	771,946

			1,943,155

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — 0.4%
ING Capital Funding Trust III(b)(c)
$250,000	8.439%	12/29/49	$72,500
MetLife Capital Trust X(a)(b)(c)
300,000	9.250	04/08/38	168,000
Phoenix Life Insurance Co.(a)(c)
450,000	7.150	12/15/34	64,125
Swiss Reinsurance Capital I LP(a)(b)
600,000	6.854	05/29/49	183,000
Symetra Financial Corp.(a)(b)
325,000	8.300	10/15/37	105,625

			593,250

Media Cable — 1.6%
Comcast Cable Communications LLC
275,000	6.750	01/30/11	284,981
Comcast Corp.
625,000	6.450	03/15/37	547,180
Cox Communications, Inc.
1,075,000	4.625	01/15/10	1,064,800
Cox Communications, Inc.(a)
250,000	8.375	03/01/39	234,563
Rogers Cable, Inc.
200,000	7.875	05/01/12	207,967
Time Warner Cable, Inc.
425,000	5.400	07/02/12	410,527

			2,750,018

Metals and Mining — 0.3%
ArcelorMittal
650,000	6.125	06/01/18	470,243

Pipelines — 2.0%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	486,080
Energy Transfer Partners LP
275,000	5.650	08/01/12	258,843
725,000	5.950	02/01/15	660,166
225,000	6.700	07/01/18	203,654
Enterprise Products Operating LP Series B
450,000	5.600	10/15/14	417,772
325,000	5.000	03/01/15	286,871
ONEOK Partners LP
325,000	6.650	10/01/36	240,687
300,000	6.850	10/15/37	227,509
Tennessee Gas Pipeline Co.(a)
150,000	8.000	02/01/16	150,000
TEPPCO Partners LP
550,000	6.650	04/15/18	473,028

			3,404,610

Property/Casualty Insurance — 1.4%
Ace INA Holdings, Inc.
500,000	5.800	03/15/18	450,098
Arch Capital Group Ltd.
350,000	7.350	05/01/34	225,597
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	255,329
Endurance Specialty Holdings Ltd.
375,000	6.150	10/15/15	293,828

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Marsh & McClennan Companies, Inc.
$600,000	5.150%	09/15/10	$576,000
White Mountains Reinsurance Group Ltd.(a)
600,000	6.375	03/20/17	362,591
ZFS Finance USA Trust(a)(b)(c)
675,000	5.875	05/09/32	267,273

			2,430,716

REITs — 0.6%
Simon Property Group LP
800,000	6.125	05/30/18	628,865
Westfield Capital Corp. Ltd.(a)
225,000	4.375	11/15/10	208,513
Westfield Group(a)
125,000	5.400	10/01/12	103,905

			941,283

Retailers — 0.3%
CVS/Caremark Corp.
525,000	5.750	06/01/17	511,960

Technology — 0.2%
Fiserv, Inc.
350,000	6.125	11/20/12	346,271

Tobacco — 1.0%
Altria Group, Inc.
500,000	9.700	11/10/18	544,281
BAT International Finance PLC(a)
375,000	9.500	11/15/18	426,067
Philip Morris International, Inc.
800,000	5.650	05/16/18	794,885

			1,765,233

Wireless Telecommunications — 0.7%
New Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	718,219
500,000	8.750	03/01/31	545,422

			1,263,641

Wirelines Telecommunications — 1.4%
GTE Corp.
750,000	7.510	04/01/09	750,000
Telecom Italia Capital SA
225,000	4.000	01/15/10	221,576
300,000	4.875	10/01/10	294,000
800,000	4.950	09/30/14	688,000
Telefonica Europe BV
300,000	7.750	09/15/10	313,563
Verizon Communications, Inc.
150,000	6.400	02/15/38	134,279

			2,401,418

TOTAL CORPORATE BONDS			$38,302,245

Mortgage-Backed Obligations — 66.7%
Adjustable Rate FHLMC(b) — 3.0%
$2,160,218	4.846%	09/01/35	$2,215,802
2,779,819	4.733	10/01/35	2,873,339

			5,089,141

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — 3.6%
$831,252	3.815%	05/01/33	$834,723
1,321,183	3.966	05/01/35	1,326,286
2,102,937	5.328	09/01/35	2,163,776
1,812,977	5.087	12/01/35	1,870,454

			6,195,239

Adjustable Rate Non-Agency(b) — 14.4%
American Home Mortgage Assets Trust Series 2007-1, Class A1
2,521,249	2.333	02/25/47	763,317
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
49,266	4.861	04/25/34	32,374
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
108,999	5.075	06/25/35	60,858
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,725,286	0.742	08/25/36	649,770
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
2,085,094	4.135	02/25/37	1,584,222
Countrywide Alternative Loan Trust Series 2005-38, Class A1
331,216	3.133	09/25/35	130,102
Countrywide Alternative Loan Trust Series 2006-OA10, Class 4A1
1,831,523	0.712	08/25/46	667,668
Countrywide Alternative Loan Trust Series 2006-OA16, Class A2
3,441,292	0.712	10/25/46	1,278,851
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
170,715	5.266	02/19/34	96,472
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
28,601	4.537	11/20/34	15,837
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
154,193	4.895	08/20/35	78,723
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
1,499,630	0.756	11/19/37	546,617
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
684,573	5.731	12/19/35	350,848
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
623,284	5.369	09/25/35	343,180
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
1,355,687	0.742	04/25/46	497,867
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,379,232	0.732	05/25/46	524,066
J.P. Morgan Mortgage Trust Series 2007-A1, Class 1A1
788,542	4.197	07/25/35	567,750
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
702,892	4.737	07/25/35	505,809

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
J.P. Morgan Mortgage Trust Series 2007-A1, Class 5A2
$692,527	4.769%	07/25/35	$462,586
Lehman XS Trust Series 2005-7N, Class 1A1A
559,328	0.792	12/25/35	232,944
Lehman XS Trust Series 2007-16N, Class 2A2
937,313	1.372	09/25/47	332,604
Luminent Mortgage Trust Series 2006-2, Class A1A
1,382,215	0.722	02/25/46	498,363
Luminent Mortgage Trust Series 2006-5, Class A1A
630,278	0.712	07/25/36	218,976
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
754,838	2.483	12/25/46	222,195
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.148	12/25/35	1,567,843
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,062,376	2.633	01/25/46	433,062
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
2,857,649	6.546	11/25/37	752,810
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
699,422	5.180	09/25/35	408,366
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
62,672	4.380	05/25/34	38,222
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
29,260	5.250	09/25/34	16,792
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
110,384	5.450	11/25/34	61,556
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
2,270,504	3.133	08/25/47	844,659
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
2,222,986	0.642	07/25/36	1,828,484
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
1,936,299	0.642	09/25/46	1,641,576
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
2,418,728	2.473	11/25/46	737,547
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
44,892	4.176	06/25/34	34,768
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
2,000,000	4.831	09/25/35	944,513
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
2,564,827	2.593	09/25/46	821,144
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
710,917	2.553	09/25/46	227,561

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
$770,736	2.333%	03/25/47	$246,286
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
2,427,438	6.599	12/28/37	1,212,749
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
1,954,392	5.034	04/25/35	1,479,893
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
1,250,766	5.593	07/25/36	679,769

			24,639,599

Collateralized Mortgage Obligations — 2.6%
Interest Only(b)(d) — 0.0%
FHLMC Series 2006-3167, Class XI
392,155	0.000	10/15/35	28
FNMA Series 2004-71, Class DI
541,072	0.000	04/25/34	2,932

			2,960

Planned Amortization Class — 1.8%
FNMA Series 2003-92, Class PD
3,000,000	4.500	03/25/17	3,096,143

Regular Floater — 0.8%
FHLMC Series 2005-3038, Class XA(b)(e)
66,644	0.000	09/15/35	61,458
FHLMC Series 2006-3167, Class X(b)(e)
168,530	0.000	06/15/36	155,784
FHLMC Series 2007-3275, Class UF(b)(e)
72,286	0.000	02/15/37	71,338
FNMA Series 2006-68, Class FM(b)
930,990	0.972	08/25/36	907,732
FNMA Series 2006-81, Class LF(b)(e)
66,653	0.000	09/25/36	65,152
FNMA Series 2007-56, Class GY(b)(e)
73,842	0.000	06/25/37	73,053

			1,334,517

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,433,620

Commercial Mortgage-Backed Securities — 5.7%
Adjustable Rate Non-Agency(b) — 1.4%
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.210	10/15/44	2,448,824

Sequential Fixed Rate — 4.3%
Bear Stearns Commercial Mortgage Securities Series 1999-WF2, Class A2
1,015,088	7.080	07/15/31	1,015,048
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,687,017
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,089,572

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
$2,700,000	4.740%	11/13/36	$2,499,638

			7,291,275

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$9,740,099

Federal Agencies — 37.4
FHLMC — 8.5%
27,078	7.000	08/01/10	27,779
10,270	7.000	11/01/11	10,664
12,073	7.000	12/01/11	12,535
59,715	7.500	06/01/15	63,086
201,001	7.000	07/01/16	211,854
1,112,258	5.500	02/01/18	1,164,895
84,181	5.500	04/01/18	88,165
155,764	4.500	05/01/18	161,413
34,570	4.500	06/01/18	35,823
138,586	4.500	09/01/18	143,612
160,691	5.500	09/01/18	168,296
108,487	4.500	10/01/18	112,421
111,433	4.500	11/01/18	115,473
773,871	4.500	12/01/18	801,935
41,218	4.500	01/01/19	42,713
81,144	4.500	03/01/19	84,015
19,314	9.500	08/01/19	21,215
894	9.500	08/01/20	984
288,651	6.500	10/01/20	307,867
32,809	6.500	01/01/24	34,908
198,931	6.500	12/01/27	212,639
105,472	6.000	03/01/29	111,456
1,349	6.000	04/01/29	1,426
60,589	7.500	12/01/29	64,981
986	7.500	11/01/30	1,058
428,823	6.500	12/01/31	457,152
548,816	7.000	05/01/32	585,696
2,469	6.000	08/01/32	2,599
329,087	7.000	12/01/32	351,201
2,752,723	6.500	10/01/34	2,934,575
1,909,572	5.000	05/01/35	1,972,189
101,155	5.000	11/01/35	104,472
211,410	5.000	12/01/35	218,481
54,084	5.000	03/01/36	55,858
447,654	5.000	06/01/36	462,333
25,009	6.000	11/01/36	26,141
76,820	6.000	09/01/37	81,204
167,901	6.000	10/01/37	175,531
119,785	6.000	11/01/37	125,228
103,058	6.000	02/01/38	109,005
26,673	6.000	04/01/38	27,885
650,881	5.500	06/01/38	676,098
405,174	6.000	07/01/38	428,226
557,041	6.000	08/01/38	582,355
22,947	6.000	09/01/38	23,982
566,234	6.500	09/01/38	596,969
72,032	6.000	10/01/38	76,233

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$381,540		6.000%	11/01/38		$399,134
26,164	6.000		02/01/39		27,383

					14,501,143

FNMA — 26.6%
535	9.000		02/01/10		553
40,522	6.000		08/01/13		42,543
1,721	7.500		01/01/14		1,782
148,637	7.500		08/01/15		156,653
59,953	6.000		04/01/16		63,176
135,093	6.500		05/01/16		142,603
204,905	6.500		09/01/16		216,297
263,016	6.500		11/01/16		277,637
57,395	6.000		12/01/16		60,481
520,521	6.000		02/01/17		548,269
73,921	7.500		04/01/17		77,479
816,861	6.000		10/01/17		860,407
110,261	5.000		02/01/18		115,194
834,839	5.500		02/01/18		875,659
643,149	5.000		04/01/18		671,925
1,132,943	5.000		05/01/18		1,184,120
588,312	4.500		06/01/18		610,024
125,274	5.000		06/01/18		130,879
76,636	6.500		08/01/18		81,601
349,367	7.000		08/01/18		377,617
3,296,676	4.000		09/01/18		3,378,326
213,793	5.000		11/01/18		223,359
168,780	4.500		12/01/18		173,963
153,765	5.000		02/01/19		160,367
1,103,605	5.000		03/01/19		1,150,991
829,026	5.000		04/01/19		864,623
541,667	5.000		08/01/19		564,925
233,668	5.000		10/01/19		243,701
985,740	5.000		11/01/19		1,028,065
921,371	4.500		05/01/23		949,114
17,839	5.000		06/01/23		18,499
1,245,976	5.500		09/01/23		1,302,741
194,743	5.500		10/01/23		204,000
671	7.000		07/01/25		721
8,638	7.000		11/01/25		9,283
62,520	9.000		11/01/25		69,180
294,990	7.000		08/01/26		318,619
4,009	7.000		08/01/27		4,325
18,961	7.000		09/01/27		20,456
124,178	6.000		12/01/27		130,008
698	7.000		01/01/28		753
627,643	6.000		02/01/29		663,427
146,324	6.500		03/01/29		156,418
27,882	6.500		05/01/29		29,805
567,486	6.000		06/01/29		599,865
219,815	6.500		06/01/29		234,976
126,347	6.500		07/01/29		135,062
199,718	6.500		08/01/29		213,494
6,017	7.000		09/01/29		6,483
99,206	6.500		10/01/29		106,048
79,477	8.000		10/01/29		86,494
131,354	6.500		11/01/29		140,413

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$95,709	6.500%	12/01/29	$102,310
38,648	7.000	12/01/29	41,643
1,602	8.500	04/01/30	1,752
8,003	8.000	05/01/30	8,542
470	8.500	06/01/30	514
158,158	6.500	04/01/31	168,571
37,880	7.000	05/01/32	40,712
269,342	7.000	06/01/32	289,125
327,547	7.000	08/01/32	351,605
81,279	8.000	08/01/32	88,232
221,261	5.500	03/01/33	230,472
180,122	5.500	05/01/33	187,620
27,538	5.500	06/01/33	28,684
350,121	5.500	07/01/33	364,695
4,466	5.500	09/01/33	4,665
5,722	5.500	02/01/34	5,976
902	5.500	04/01/34	944
160,175	5.500	06/01/34	166,843
2,933,375	5.000	07/01/34	3,031,769
64,476	5.500	12/01/34	67,292
455,110	6.000	04/01/35	479,069
26,388	7.000	05/01/35	28,149
1,328,189	5.000	06/01/35	1,371,874
20,658	5.000	09/01/35	21,334
7,564	5.500	09/01/35	7,898
143,607	6.000	09/01/36	150,093
20,670	6.000	10/01/36	21,603
230,659	6.000	11/01/36	241,076
3,184	5.500	12/01/36	3,320
1,158	5.500	02/01/37	1,207
6,054	5.500	03/01/37	6,310
94,747	5.500	04/01/37	98,766
226,927	5.500	05/01/37	236,565
126,855	5.000	06/01/37	130,901
722,214	5.500	06/01/37	750,300
1,023,854	6.000	06/01/37	1,070,451
695,807	5.000	07/01/37	717,999
49,848	5.500	07/01/37	51,813
20,767	6.000	07/01/37	21,874
83,222	5.500	08/01/37	86,454
87,810	6.000	08/01/37	91,857
256,854	6.000	09/01/37	268,404
19,938	6.500	09/01/37	21,025
39,691	5.500	10/01/37	41,387
53,418	6.000	10/01/37	56,076
909,163	6.500	10/01/37	957,908
105,408	7.000	10/01/37	112,376
133,473	6.000	11/01/37	139,748
1,177,928	6.000	12/01/37	1,232,408
60,345	5.500	01/01/38	62,923
325,168	5.500	02/01/38	339,043
257,747	6.000	02/01/38	271,204
689,091	5.500	03/01/38	716,788
1,031,397	6.000	03/01/38	1,078,969
732,364	5.500	04/01/38	764,495
223,554	5.500	05/01/38	234,110

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$62,976	6.000%	05/01/38	$66,590
1,568,866	5.500	06/01/38	1,641,370
88,641	6.000	06/01/38	93,608
1,417,511	5.500	07/01/38	1,482,982
161,598	6.000	07/01/38	170,754
456,261	5.500	08/01/38	476,253
52,973	6.000	08/01/38	56,013
544,115	5.500	09/01/38	568,667
1,296,861	6.000	09/01/38	1,357,152
289,687	5.500	10/01/38	302,444
78,835	6.000	10/01/38	83,359
265,964	5.500	11/01/38	278,037
78,083	6.000	11/01/38	82,564
42,857	5.500	12/01/38	44,695
1,942,395	5.000	01/01/39	2,014,600
119,132	5.500	01/01/39	124,241
29,429	6.000	01/01/39	30,733
61,732	5.500	02/01/39	64,209
9,292	5.500	03/01/39	9,690

			45,699,107

GNMA — 2.3%
22,166	7.000	03/15/12	22,707
15,861	7.000	06/15/23	17,050
20,852	7.000	10/15/25	22,405
24,979	7.000	11/15/25	26,839
4,327	7.000	02/15/26	4,640
17,829	7.000	04/15/26	19,117
7,148	7.000	03/15/27	7,634
1,325	7.000	06/15/27	1,415
8,426	7.000	10/15/27	8,999
150,897	7.000	11/15/27	161,161
7,782	7.000	01/15/28	8,315
48,134	7.000	02/15/28	51,432
16,997	7.000	03/15/28	18,161
6,144	7.000	04/15/28	6,565
977	7.000	05/15/28	1,044
19,487	7.000	06/15/28	20,822
38,538	7.000	07/15/28	41,178
115,639	7.000	08/15/28	123,562
59,280	7.000	09/15/28	63,342
5,463	7.000	11/15/28	5,837
5,757	7.500	11/15/30	6,074
3,767	7.000	10/15/31	4,025
656	7.000	12/15/31	701
37,177	7.500	10/15/32	39,826
1,231,596	6.000	08/20/34	1,293,726
281,950	6.000	08/15/38	294,977
378,636	6.000	09/15/38	396,130
294,689	6.000	12/15/38	308,733
1,000,000	4.500	TBA-30yr(f)	1,015,625

			3,992,042

TOTAL FEDERAL AGENCIES			$64,192,292

TOTAL MORTGAGE-BACKED OBLIGATIONS			$114,289,990

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 3.4%
FNMA
$3,500,000	1.750%	03/23/11	$3,521,361
300,000	0.000 (g)	10/09/19	156,432
Tennessee Valley Authority(h)
2,000,000	5.375	04/01/56	2,135,447

TOTAL AGENCY DEBENTURES			$5,813,240

Asset-Backed Securities — 1.1%
Home Equity — 1.1%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$938,968	1.522%	10/25/37	$704,226
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
350,000	1.772	10/25/37	105,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
700,000	1.972	10/25/37	192,500
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
248,703	7.000	09/25/37	86,628
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
267,334	7.000	09/25/37	89,157
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(b)
1,075,840	1.745	11/20/36	720,645

TOTAL ASSET-BACKED SECURITIES			$1,898,156

Supranational — 2.5%
Banks — 2.5%
Asian Development Bank
$5,000,000	1.000%	10/01/15	$4,301,815

U.S. Treasury Obligations — 0.7%
United States Treasury Inflation Indexed Bonds-TIPS
$400,000	2.375%	01/15/27	$437,384
400,000	1.750	01/15/28	386,011
200,000	3.625	04/15/28	321,875

TOTAL U.S. TREASURY OBLIGATIONS			$1,145,270

	Interest
Shares	Rate	Value
Preferred Stock — 0.1%
Banks— 0.1%
Royal Bank of Scotland Group PLC ADR
475,000	9.118%	$232,750

Shares	Rate	Value
Investment Company(b) — 3.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,228,229	0.482%	$6,228,229

TOTAL INVESTMENTS — 100.4%		$172,211,695

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(719,354)

NET ASSETS — 100.0%		$171,492,341

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,997,267, which represents approximately 4.1% of net assets as of March 31, 2009.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(c) Securities with “Call” features with resetting interest rate. Maturity dates disclosed are the final maturity dates.

(d) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(e) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.

(f) TBA (To be announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,015,625 which represents approximately 0.6% of net assets as of March 31, 2009.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Inter Bank Offered Rate
REIT	— Real Estate Investment Trust
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At March 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	6/17/09	$372,312	$402,696	$30,384
British Pound	Sale	6/17/09	85,199	83,240	1,959
British Pound	Purchase	6/17/09	185,298	188,005	2,707
Euro	Sale	6/17/09	475,008	466,357	8,651
Euro	Purchase	6/17/09	213,381	221,885	8,504
Japanese Yen	Sale	6/17/09	284,000	276,376	7,624
New Zealand Dollar	Purchase	6/17/09	372,541	397,686	25,145

TOTAL					$84,974

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Purchase	6/17/09	$167,476	$165,043	$(2,433)
British Pound	Sale	6/17/09	179,646	180,531	(885)
Canadian Dollar	Sale	6/17/09	207,240	213,117	(5,877)
Euro	Sale	6/17/09	371,372	382,510	(11,138)
Euro	Purchase	6/17/09	191,530	188,669	(2,861)
Japanese Yen	Purchase	6/17/09	43,912	43,617	(295)
New Zealand Dollar	Sale	6/17/09	418,532	462,075	(43,543)
Norwegian Krone	Purchase	6/17/09	54,000	51,015	(2,985)
Norwegian Krone	Sale	6/17/09	130,754	137,586	(6,832)
Swedish Krona	Sale	6/17/09	58,642	65,098	(6,456)
Swiss Franc	Sale	6/17/09	172,468	175,705	(3,237)

TOTAL					$(86,542)

Open Forward Foreign Currency
Cross Contracts with Unrealized Gain	Expiration	Value on	Current	Unrealized
(Purchase/Sale)	Date	Settlement Date	Value	Gain

Australian Dollar/Canadian Dollar	6/17/09	$70,664	$74,035	$3,371
Australian Dollar/Japanese Yen	6/17/09	81,716	86,490	4,774
Euro/British Pound	6/17/09	147,543	150,138	2,595
Euro/Swiss Franc	6/17/09	115,450	118,250	2,800
Norwegian Krone/Japanese Yen	6/17/09	69,715	71,387	1,672
Swedish Krona/Euro	6/17/09	115,593	116,401	808
Swiss Franc/Japanese Yen	6/17/09	100,445	103,839	3,394

TOTAL				$19,414

Open Forward Foreign Currency
Cross Contracts with Unrealized Loss	Expiration	Value on	Current	Unrealized
(Purchase/Sale)	Date	Settlement Date	Value	Loss

Australian Dollar/Japanese Yen	6/17/09	$83,484	$83,030	$(454)
British Pound/Swiss Franc	6/17/09	67,872	66,017	(1,855)
Euro/Japanese Yen	6/17/09	192,667	189,998	(2,669)
Euro/Swedish Krona	6/17/09	51,307	50,443	(864)
Euro/Swiss Franc	6/17/09	73,201	73,076	(125)
Japanese Yen/Australian Dollar	6/17/09	217,954	207,093	(10,861)

TOTAL				$(16,828)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD SALES CONTRACTS — At March 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	5.500%	04/25/39	04/13/09	$1,000,000	$1,037,812
FNMA	6.000	04/25/39	04/13/09	4,000,000	4,177,500

TOTAL (Proceeds Receivable: $5,189,707)					$5,215,312

FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	14	April 2009	$3,459,750	$8,630
Eurodollars	14	May 2009	3,460,625	9,511
Eurodollars	15	June 2009	3,708,750	99,519
Eurodollars	7	September 2009	1,730,838	27,101
Eurodollars	7	December 2009	1,728,213	28,676
Euro-Schatz	72	June 2009	10,359,413	15,593
Long Gilt	15	June 2009	2,651,818	43,403
U.S. Treasury Bond	28	June 2009	3,631,688	62,365
2 Year U.S. Treasury Notes	(19)	June 2009	(4,139,922)	(6,234)
5 Year U.S. Treasury Notes	134	June 2009	15,914,594	170,982
10 Year U.S. Treasury Notes	112	June 2009	13,896,750	293,545

TOTAL				$753,091

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$206,549,290

Gross unrealized gain	3,799,906
Gross unrealized loss	(38,137,501)

Net unrealized security loss	$(34,337,595)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Automobiles & Components — 0.3%
55,113	Ford Motor Co.*	$144,947
13,400	General Motors Corp.	25,996
5,000	Harley-Davidson, Inc.	66,950
13,435	Johnson Controls, Inc.	161,220
5,600	The Goodyear Tire & Rubber Co.*	35,056

		434,169

Banks — 2.1%
12,300	BB&T Corp.	208,116
3,450	Comerica, Inc.	63,170
13,805	Fifth Third Bancorp	40,311
4,708	First Horizon National Corp.	50,567
12,100	Hudson City Bancorp, Inc.	141,449
8,349	Huntington Bancshares, Inc.	13,859
10,800	KeyCorp	84,996
1,800	M&T Bank Corp.	81,432
6,100	Marshall & Ilsley Corp.	34,343
7,700	People’s United Financial, Inc.	138,369
9,557	PNC Financial Services Group, Inc.	279,925
16,125	Regions Financial Corp.	68,693
7,700	SunTrust Banks, Inc.	90,398
39,351	U.S. Bancorp	574,918
37,540	Washington Mutual, Inc.	2,083
95,734	Wells Fargo & Co.	1,363,252
2,800	Zions Bancorp	27,524

		3,263,405

Capital Goods — 6.9%
15,539	3M Co.	772,599
13,671	Caterpillar, Inc.	382,241
3,900	Cooper Industries Ltd. Class A	100,854
4,700	Cummins, Inc.	119,615
5,800	Danaher Corp.	314,476
9,479	Deere & Co.	311,575
4,250	Dover Corp.	112,115
3,800	Eaton Corp.	140,068
17,204	Emerson Electric Co.	491,690
2,800	Fastenal Co.	90,034
1,300	Flowserve Corp.	72,956
3,982	Fluor Corp.	137,578
8,706	General Dynamics Corp.	362,083
237,567	General Electric Co.	2,401,802
2,800	Goodrich Corp.	106,092
16,608	Honeywell International, Inc.	462,699
8,800	Illinois Tool Works, Inc.	271,480
7,039	Ingersoll-Rand Co. Ltd. Class A	97,138
4,000	ITT Corp.	153,880
2,800	Jacobs Engineering Group, Inc.*	108,248
2,700	L-3 Communications Holdings, Inc.	183,060
7,482	Lockheed Martin Corp.	516,483
8,500	Masco Corp.	59,330
7,392	Northrop Grumman Corp.	322,587
8,142	PACCAR, Inc.	209,738
2,700	Pall Corp.	55,161
3,648	Parker Hannifin Corp.	123,959
3,200	Precision Castparts Corp.	191,680
8,979	Raytheon Co.	349,642

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
3,300	Rockwell Automation, Inc.	$72,072
3,460	Rockwell Collins, Inc.	112,935
5,900	Textron, Inc.	33,866
16,267	The Boeing Co.	578,780
3,500	The Manitowoc Co., Inc.	11,445
21,137	United Technologies Corp.	908,468
1,428	W.W. Grainger, Inc.	100,217

		10,838,646

Commercial & Professional Services — 0.7%
2,400	Avery Dennison Corp.	53,616
2,800	Cintas Corp.	69,216
2,750	Equifax, Inc.	67,237
4,200	Iron Mountain, Inc.*	93,114
3,000	Monster Worldwide, Inc.*	24,450
4,500	Pitney Bowes, Inc.	105,075
4,200	R.R. Donnelley & Sons Co.	30,786
7,410	Republic Services, Inc.	127,082
3,600	Robert Half International, Inc.	64,188
2,000	Stericycle, Inc.*	95,460
1,200	The Dun & Bradstreet Corp.	92,400
10,949	Waste Management, Inc.	280,294

		1,102,918

Consumer Durables & Apparel — 0.9%
1,382	Black & Decker Corp.	43,616
3,100	Centex Corp.	23,250
7,400	Coach, Inc.*	123,580
5,800	D.R. Horton, Inc.	56,260
6,500	Eastman Kodak Co.	24,700
3,200	Fortune Brands, Inc.	78,560
1,600	Harman International Industries, Inc.	21,648
2,921	Hasbro, Inc.	73,229
1,900	KB HOME	25,042
3,700	Leggett & Platt, Inc.	48,063
3,100	Lennar Corp. Class A	23,281
7,951	Mattel, Inc.	91,675
6,433	Newell Rubbermaid, Inc.	41,043
8,659	NIKE, Inc. Class B	406,021
1,200	Polo Ralph Lauren Corp.	50,700
4,900	Pulte Homes, Inc.	53,557
1,403	Snap-On, Inc.	35,215
1,800	The Stanley Works	52,416
1,900	VF Corp.	108,509
1,659	Whirlpool Corp.	49,090

		1,429,455

Consumer Services — 1.7%
2,400	Apollo Group, Inc. Class A*	187,992
10,000	Carnival Corp.	216,000
3,000	Darden Restaurants, Inc.	102,780
7,500	H&R Block, Inc.	136,425
6,500	International Game Technology	59,930
6,800	Marriott International, Inc. Class A	111,248
25,133	McDonald’s Corp.	1,371,508
16,256	Starbucks Corp.*	180,604
4,400	Starwood Hotels & Resorts Worldwide, Inc.	55,880

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
4,526	Wyndham Worldwide Corp.	$19,009
1,300	Wynn Resorts Ltd.*	25,961
10,297	Yum! Brands, Inc.	282,962

		2,750,299

Diversified Financials — 5.7%
25,969	American Express Co.	353,957
4,680	Ameriprise Financial, Inc.	95,893
143,739	Bank of America Corp.	980,300
8,833	Capital One Financial Corp.	108,116
10,000	CIT Group, Inc.	28,500
124,105	Citigroup, Inc.	313,986
1,518	CME Group, Inc.	374,020
11,317	Discover Financial Services	71,410
12,000	E*Trade Financial Corp.*	15,360
2,000	Federated Investors, Inc. Class B	44,520
3,330	Franklin Resources, Inc.	179,387
1,600	Intercontinental Exchange, Inc.*	119,152
8,400	Invesco Ltd.	116,424
3,700	Janus Capital Group, Inc.	24,605
84,494	JPMorgan Chase & Co.	2,245,851
3,400	Legg Mason, Inc.	54,060
3,800	Leucadia National Corp.*	56,582
4,300	Moody’s Corp.	98,556
24,034	Morgan Stanley	547,254
5,000	Northern Trust Corp.	299,100
5,800	NYSE Euronext	103,820
10,571	SLM Corp.*	52,326
9,567	State Street Corp.	294,472
5,900	T. Rowe Price Group, Inc.	170,274
25,815	The Bank of New York Mellon Corp.	729,274
21,186	The Charles Schwab Corp.	328,383
10,432	The Goldman Sachs Group, Inc.(a)	1,106,001
3,200	The NASDAQ OMX Group, Inc.*	62,656

		8,974,239

Energy — 12.9%
10,418	Anadarko Petroleum Corp.	405,156
7,516	Apache Corp.	481,700
6,893	Baker Hughes, Inc.	196,795
6,400	BJ Services Co.	63,680
2,400	Cabot Oil & Gas Corp.	56,568
4,800	Cameron International Corp.*	105,264
12,317	Chesapeake Energy Corp.	210,128
45,084	Chevron Corp.	3,031,448
33,302	ConocoPhillips	1,304,106
4,000	Consol Energy, Inc.	100,960
10,016	Devon Energy Corp.	447,615
1,600	Diamond Offshore Drilling, Inc.	100,576
15,830	El Paso Corp.	98,937
3,300	ENSCO International, Inc.	87,120
5,593	EOG Resources, Inc.	306,273
111,235	Exxon Mobil Corp.	7,575,104
20,144	Halliburton Co.	311,628
6,400	Hess Corp.	346,880
15,708	Marathon Oil Corp.	412,963
2,000	Massey Energy Co.	20,240

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
4,300	Murphy Oil Corp.	$192,511
6,400	Nabors Industries Ltd.*	63,936
9,418	National-Oilwell Varco, Inc.*	270,391
3,900	Noble Energy, Inc.	210,132
18,200	Occidental Petroleum Corp.	1,012,830
6,006	Peabody Energy Corp.	150,390
2,500	Pioneer Natural Resources Co.	41,175
3,400	Range Resources Corp.	139,944
2,700	Rowan Companies, Inc.	32,319
26,933	Schlumberger Ltd.	1,094,018
4,800	Smith International, Inc.	103,104
7,800	Southwestern Energy Co.*	231,582
14,533	Spectra Energy Corp.	205,497
2,600	Sunoco, Inc.	68,848
3,000	Tesoro Corp.	40,410
12,783	The Williams Companies, Inc.	145,471
11,513	Valero Energy Corp.	206,083
13,100	XTO Energy, Inc.	401,122

		20,272,904

Food & Staples Retailing — 3.5%
9,787	Costco Wholesale Corp.	453,334
32,881	CVS/Caremark Corp.	903,899
9,800	Safeway, Inc.	197,862
4,873	SUPERVALU, Inc.	69,586
13,400	Sysco Corp.	305,520
14,732	The Kroger Co.	312,613
22,400	Walgreen Co.	581,504
50,309	Wal-Mart Stores, Inc.	2,621,099
3,000	Whole Foods Market, Inc.	50,400

		5,495,817

Food, Beverage & Tobacco — 6.3%
46,380	Altria Group, Inc.	743,008
14,549	Archer-Daniels-Midland Co.	404,171
2,250	Brown-Forman Corp. Class B	87,367
4,600	Campbell Soup Co.	125,856
6,900	Coca-Cola Enterprises, Inc.	91,011
10,100	ConAgra Foods, Inc.	170,387
4,200	Constellation Brands, Inc. Class A*	49,980
3,300	Dean Foods Co.*	59,664
5,600	Dr. Pepper Snapple Group, Inc.*	94,696
7,300	General Mills, Inc.	364,124
7,000	H.J. Heinz Co.	231,420
1,600	Hormel Foods Corp.	50,736
5,700	Kellogg Co.	208,791
32,957	Kraft Foods, Inc. Class A	734,612
3,847	Lorillard, Inc.	237,514
2,900	McCormick & Co., Inc.	85,753
3,400	Molson Coors Brewing Co. Class B	116,552
3,025	Pepsi Bottling Group, Inc.	66,973
35,075	PepsiCo, Inc.	1,805,661
45,081	Philip Morris International, Inc.	1,603,982
3,745	Reynolds American, Inc.	134,221
15,900	Sara Lee Corp.	128,472
44,884	The Coca-Cola Co.	1,972,652
3,800	The Hershey Co.	132,050

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
2,634	The J.M. Smucker Co.	$98,169
6,900	Tyson Foods, Inc. Class A	64,791

		9,862,613

Health Care Equipment & Services — 4.4%
10,289	Aetna, Inc.	250,331
3,430	AmerisourceBergen Corp.	112,024
13,800	Baxter International, Inc.	706,836
5,400	Becton, Dickinson and Co.	363,096
34,106	Boston Scientific Corp.*	271,143
2,267	C.R. Bard, Inc.	180,725
8,132	Cardinal Health, Inc.	255,995
6,419	CIGNA Corp.	112,910
3,600	Coventry Health Care, Inc.*	46,584
11,384	Covidien Ltd.	378,404
2,400	DaVita, Inc.*	105,480
3,500	DENTSPLY International, Inc.	93,975
5,546	Express Scripts, Inc.*	256,059
3,590	Hospira, Inc.*	110,787
3,900	Humana, Inc.*	101,712
3,954	IMS Health, Inc.	49,306
890	Intuitive Surgical, Inc.*	84,870
2,400	Laboratory Corp. of America Holdings*	140,376
6,164	McKesson Corp.	215,987
10,937	Medco Health Solutions, Inc.*	452,136
25,158	Medtronic, Inc.	741,406
2,081	Patterson Companies, Inc.*	39,248
3,400	Quest Diagnostics, Inc.	161,432
7,793	St. Jude Medical, Inc.*	283,120
5,500	Stryker Corp.	187,220
11,050	Tenet Healthcare Corp.*	12,818
27,462	UnitedHealth Group, Inc.	574,780
2,900	Varian Medical Systems, Inc.*	88,276
11,160	WellPoint, Inc.*	423,745
5,017	Zimmer Holdings, Inc.*	183,121

		6,983,902

Household & Personal Products — 2.9%
9,600	Avon Products, Inc.	184,608
11,386	Colgate-Palmolive Co.	671,546
9,340	Kimberly-Clark Corp.	430,667
3,200	The Clorox Co.	164,736
2,600	The Estee Lauder Companies, Inc. Class A	64,090
65,909	The Procter & Gamble Co.	3,103,655

		4,619,302

Insurance — 2.1%
10,292	Aflac, Inc.	199,253
62,623	American International Group, Inc.	62,623
6,050	Aon Corp.	246,961
2,800	Assurant, Inc.	60,984
3,468	Cincinnati Financial Corp.	79,313
11,000	Genworth Financial, Inc. Class A	20,900
7,273	Hartford Financial Services Group, Inc.	57,093
6,158	Lincoln National Corp.	41,197
8,147	Loews Corp.	180,049
11,588	Marsh & McLennan Companies, Inc.	234,657

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
4,450	MBIA, Inc.*	$20,381
18,481	MetLife, Inc.	420,812
6,132	Principal Financial Group, Inc.	50,160
9,748	Prudential Financial, Inc.	185,407
12,138	The Allstate Corp.	232,443
8,008	The Chubb Corp.	338,899
15,300	The Progressive Corp.*	205,632
13,199	The Travelers Companies, Inc.	536,407
2,041	Torchmark Corp.	53,535
7,518	Unum Corp.	93,975
7,600	XL Capital Ltd. Class A	41,496

		3,362,177

Materials — 3.3%
4,700	Air Products & Chemicals, Inc.	264,375
2,800	AK Steel Holding Corp.	19,936
21,468	Alcoa, Inc.	157,575
2,151	Allegheny Technologies, Inc.	47,171
2,200	Ball Corp.	95,480
2,300	Bemis Co., Inc.	48,231
1,090	CF Industries Holdings, Inc.	77,532
20,438	E.I. du Pont de Nemours & Co.	456,380
1,600	Eastman Chemical Co.	42,880
3,812	Ecolab, Inc.	132,391
9,360	Freeport-McMoRan Copper & Gold, Inc.	356,710
1,900	International Flavors & Fragrances, Inc.	57,874
9,959	International Paper Co.	70,111
4,098	MeadWestvaco Corp.	49,135
12,354	Monsanto Co.	1,026,617
10,988	Newmont Mining Corp.	491,823
7,000	Nucor Corp.	267,190
3,900	Owens-Illinois, Inc.*	56,316
3,100	Pactiv Corp.*	45,229
3,800	PPG Industries, Inc.	140,220
7,000	Praxair, Inc.	471,030
2,790	Rohm & Haas Co.	219,964
3,616	Sealed Air Corp.	49,901
2,700	Sigma-Aldrich Corp.	102,033
20,413	The Dow Chemical Co.	172,082
1,500	Titanium Metals Corp.	8,205
2,820	United States Steel Corp.	59,587
2,400	Vulcan Materials Co.	106,296
4,592	Weyerhaeuser Co.	126,601

		5,218,875

Media — 2.4%
15,964	CBS Corp. Class B	61,302
64,815	Comcast Corp. Class A	884,077
5,071	Gannett Co., Inc.	11,156
900	Meredith Corp.	14,976
51,686	News Corp. Class A	342,161
7,048	Omnicom Group, Inc.	164,923
2,200	Scripps Networks Interactive, Inc. Class A	49,522
11,800	The DIRECTV Group, Inc.*	268,922

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
10,271	The Interpublic Group of Companies, Inc.*	$42,316
7,108	The McGraw-Hill Companies, Inc.	162,560
2,200	The New York Times Co. Class A	9,944
41,529	The Walt Disney Co.	754,167
133	The Washington Post Co. Class B	47,494
7,899	Time Warner Cable, Inc.	195,903
26,799	Time Warner, Inc.	517,227
13,444	Viacom, Inc. Class B*	233,657

		3,760,307

Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
34,900	Abbott Laboratories	1,664,730
6,900	Allergan, Inc.	329,544
23,358	Amgen, Inc.*	1,156,688
6,715	Biogen Idec, Inc.*	352,000
44,638	Bristol-Myers Squibb Co.	978,465
10,400	Celgene Corp.*	461,760
1,600	Cephalon, Inc.*	108,960
22,842	Eli Lilly & Co.	763,151
6,700	Forest Laboratories, Inc.*	147,132
6,100	Genzyme Corp.*	362,279
20,500	Gilead Sciences, Inc.*	949,560
62,382	Johnson & Johnson	3,281,293
5,666	King Pharmaceuticals, Inc.*	40,059
3,870	Life Technologies Corp.*	125,698
47,629	Merck & Co., Inc.	1,274,076
1,300	Millipore Corp.*	74,633
6,800	Mylan, Inc.*	91,188
2,800	PerkinElmer, Inc.	35,756
152,108	Pfizer, Inc.	2,071,711
36,646	Schering-Plough Corp.	863,013
9,368	Thermo Fisher Scientific, Inc.*	334,156
2,200	Waters Corp.*	81,290
2,400	Watson Pharmaceuticals, Inc.*	74,664
30,046	Wyeth	1,293,180

		16,914,986

Real Estate — 0.8%
2,980	Apartment Investment & Management Co. Class A (REIT)	16,330
1,691	AvalonBay Communities, Inc. (REIT)	79,578
2,627	Boston Properties, Inc. (REIT)	92,024
4,300	CB Richard Ellis Group, Inc. Class A*	17,329
6,300	Equity Residential (REIT)	115,605
5,600	HCP, Inc. (REIT)	99,960
2,400	Health Care REIT, Inc. (REIT)	73,416
12,357	Host Hotels & Resorts, Inc. (REIT)	48,439
5,400	Kimco Realty Corp. (REIT)	41,148
3,800	Plum Creek Timber Co., Inc. (REIT)	110,466
6,400	ProLogis (REIT)	41,600
2,751	Public Storage, Inc. (REIT)	151,993
5,350	Simon Property Group, Inc. (REIT)	185,324
3,200	Ventas, Inc. (REIT)	72,352
3,095	Vornado Realty Trust (REIT)	102,871

		1,248,435

Shares	Description	Value
Common Stocks — (continued)
Retailing — 3.4%
1,777	Abercrombie & Fitch Co. Class A	$42,293
7,268	Amazon.com, Inc.*	533,762
2,172	AutoNation, Inc.*	30,147
879	AutoZone, Inc.*	142,943
5,872	Bed Bath & Beyond, Inc.*	145,332
7,550	Best Buy Co., Inc.	286,598
1,700	Big Lots, Inc.*	35,326
5,200	Expedia, Inc.*	47,216
3,100	Family Dollar Stores, Inc.	103,447
3,800	GameStop Corp. Class A*	106,476
3,698	Genuine Parts Co.	110,422
4,900	J.C. Penney Co., Inc.	98,343
6,819	Kohl’s Corp.*	288,580
5,700	Limited Brands, Inc.	49,590
33,200	Lowe’s Companies, Inc.	605,900
9,534	Macy’s, Inc.	84,853
3,724	Nordstrom, Inc.	62,377
6,600	Office Depot, Inc.*	8,646
3,000	O’Reilly Automotive, Inc.*	105,030
2,900	RadioShack Corp.	24,853
1,300	Sears Holdings Corp.*	59,423
16,097	Staples, Inc.	291,517
17,000	Target Corp.	584,630
10,250	The Gap, Inc.	133,147
37,994	The Home Depot, Inc.	895,139
2,300	The Sherwin-Williams Co.	119,531
9,393	The TJX Companies, Inc.	240,836
2,900	Tiffany & Co.	62,524

		5,298,881

Semiconductors & Semiconductor Equipment — 2.5%
13,600	Advanced Micro Devices, Inc.*	41,480
6,574	Altera Corp.	115,374
6,500	Analog Devices, Inc.	125,255
30,000	Applied Materials, Inc.	322,500
9,450	Broadcom Corp. Class A*	188,811
125,649	Intel Corp.	1,891,017
3,725	KLA-Tencor Corp.	74,500
5,000	Linear Technology Corp.	114,900
15,400	LSI Corp.*	46,816
4,800	MEMC Electronic Materials, Inc.*	79,152
4,000	Microchip Technology, Inc.	84,760
16,943	Micron Technology, Inc.*	68,788
4,400	National Semiconductor Corp.	45,188
2,265	Novellus Systems, Inc.*	37,667
11,950	NVIDIA Corp.*	117,827
3,400	Teradyne, Inc.*	14,892
28,658	Texas Instruments, Inc.	473,144
6,300	Xilinx, Inc.	120,708

		3,962,779

Software & Services — 6.9%
12,015	Adobe Systems, Inc.*	257,001
2,100	Affiliated Computer Services, Inc. Class A*	100,569
3,700	Akamai Technologies, Inc.*	71,780
4,900	Autodesk, Inc.*	82,369

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
11,500	Automatic Data Processing, Inc.	$404,340
4,100	BMC Software, Inc.*	135,300
8,704	CA, Inc.	153,277
4,100	Citrix Systems, Inc.*	92,824
6,435	Cognizant Technology Solutions Corp. Class A*	133,784
3,400	Computer Sciences Corp.*	125,256
6,000	Compuware Corp.*	39,540
2,900	Convergys Corp.*	23,432
24,144	eBay, Inc.*	303,249
7,100	Electronic Arts, Inc.*	129,149
4,300	Fidelity National Information Services, Inc.	78,260
3,550	Fiserv, Inc.*	129,433
5,417	Google, Inc. Class A*	1,885,441
7,200	Intuit, Inc.*	194,400
1,600	Mastercard, Inc. Class A	267,968
3,500	McAfee, Inc.*	117,250
172,503	Microsoft Corp.	3,168,880
7,400	Novell, Inc.*	31,524
86,637	Oracle Corp.*	1,565,530
7,231	Paychex, Inc.	185,620
2,300	Salesforce.com, Inc.*	75,279
18,712	Symantec Corp.*	279,557
4,500	Total System Services, Inc.	62,145
4,402	VeriSign, Inc.*	83,066
16,119	Western Union Co.	202,616
31,400	Yahoo!, Inc.*	402,234

		10,781,073

Technology Hardware & Equipment — 8.5%
7,896	Agilent Technologies, Inc.*	121,362
3,900	Amphenol Corp. Class A	111,111
20,058	Apple, Inc.*	2,108,497
2,385	Ciena Corp.*	18,555
131,267	Cisco Systems, Inc.*	2,201,348
35,125	Corning, Inc.	466,109
39,200	Dell, Inc.*	371,616
45,072	EMC Corp.*	513,821
3,200	FLIR Systems, Inc.*	65,536
3,000	Harris Corp.	86,820
54,141	Hewlett-Packard Co.	1,735,760
30,209	International Business Machines Corp.	2,926,950
5,000	Jabil Circuit, Inc.	27,800
4,625	JDS Uniphase Corp.*	15,031
12,000	Juniper Networks, Inc.*	180,720
1,600	Lexmark International, Inc. Class A*	26,992
3,225	Molex, Inc.	44,312
50,735	Motorola, Inc.	214,609
7,211	NetApp, Inc.*	107,011
2,300	QLogic Corp.*	25,576
37,120	QUALCOMM, Inc.	1,444,339
4,800	SanDisk Corp.*	60,720
17,214	Sun Microsystems, Inc.*	126,006
9,600	Tellabs, Inc.*	43,968
3,900	Teradata Corp.*	63,258
10,298	Tyco Electronics Ltd.	113,690

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
18,900	Xerox Corp.	$85,995

		13,307,512

Telecommunication Services — 3.9%
8,800	American Tower Corp. Class A*	267,784
132,868	AT&T, Inc.	3,348,274
2,400	CenturyTel, Inc.	67,488
3,240	Embarq Corp.	122,634
7,300	Frontier Communications Corp.	52,414
32,563	Qwest Communications International, Inc.	111,365
65,010	Sprint Nextel Corp.*	232,086
63,870	Verizon Communications, Inc.	1,928,874
9,981	Windstream Corp.	80,447

		6,211,366

Transportation — 2.0%
6,322	Burlington Northern Santa Fe Corp.	380,268
3,800	C.H. Robinson Worldwide, Inc.	173,318
8,862	CSX Corp.	229,083
4,800	Expeditors International of Washington, Inc.	135,792
7,100	FedEx Corp.	315,879
8,235	Norfolk Southern Corp.	277,931
1,300	Ryder System, Inc.	36,803
16,218	Southwest Airlines Co.	102,660
11,320	Union Pacific Corp.	465,365
22,411	United Parcel Service, Inc. Class B	1,103,070

		3,220,169

Utilities — 4.3%
14,700	AES Corp.*	85,407
3,900	Allegheny Energy, Inc.	90,363
4,677	Ameren Corp.	108,460
9,191	American Electric Power Co., Inc.	232,165
7,998	CenterPoint Energy, Inc.	83,419
5,400	CMS Energy Corp.	63,936
6,100	Consolidated Edison, Inc.	241,621
4,350	Constellation Energy Group, Inc.	89,871
13,147	Dominion Resources, Inc.	407,425
3,600	DTE Energy Co.	99,720
28,942	Duke Energy Corp.	414,449
11,397	Dynegy, Inc. Class A*	16,070
7,369	Edison International	212,301
4,248	Entergy Corp.	289,246
3,000	EQT Corp.	93,990
14,881	Exelon Corp.	675,449
6,934	FirstEnergy Corp.	267,652
9,146	FPL Group, Inc.	463,977
1,731	Integrys Energy Group, Inc.	45,075
1,000	Nicor, Inc.	33,230
5,900	NiSource, Inc.	57,820
3,890	Northeast Utilities	83,985
4,900	Pepco Holdings, Inc.	61,152
8,231	PG&E Corp.	314,589
2,300	Pinnacle West Capital Corp.	61,088
8,351	PPL Corp.	239,757
6,177	Progress Energy, Inc.	223,978

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
11,342	Public Service Enterprise Group, Inc.	$334,249
3,800	Questar Corp.	111,834
2,700	SCANA Corp.	83,403
5,513	Sempra Energy	254,921
17,567	Southern Co.	537,902
4,500	TECO Energy, Inc.	50,175
2,700	Wisconsin Energy Corp.	111,159
10,210	Xcel Energy, Inc.	190,212

		6,730,050

TOTAL COMMON STOCKS		$156,044,279

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation — 0.2%
United States Treasury Bill(b)(c)
$255,000	0.000%	06/11/09	$254,909

Shares	Rate	Value
Investment Company(d) — 0.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
820,144	0.482%	$820,144

TOTAL INVESTMENTS — 99.8%		$157,119,332

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		246,030

NET ASSETS — 100.0%		$157,365,362

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S & P 500 E-mini	38	June 2009	$1,510,120	$76,408

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$227,835,563

Gross unrealized gain	20,660,851
Gross unrealized loss	(91,377,082)

Net unrealized security loss	$(70,716,231)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 68.7%
Adjustable Rate FHLMC(a) — 1.7%
$720,073	4.846%	09/01/35	$738,601
694,955	4.733	10/01/35	718,335

			1,456,936

Adjustable Rate FNMA(a) — 1.9%
277,084	3.815	05/01/33	278,241
660,592	3.966	05/01/35	663,143
604,083	5.087	12/01/35	623,234

			1,564,618

Adjustable Rate Non-Agency(a) — 5.4%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
545,123	5.402	09/25/35	277,590
GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1
659,741	4.559	09/25/35	438,273
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
562,063	5.970	08/19/36	257,934
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
542,275	0.742	04/25/46	199,147
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
702,892	4.737	07/25/35	505,809
Lehman XS Trust Series 2007-4N, Class 3A2A
847,187	2.383	03/25/47	317,823
Luminent Mortgage Trust Series 2006-2, Class A1A
552,886	0.722	02/25/46	199,345
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.148	12/25/35	522,614
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
531,188	2.633	01/25/46	216,531
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
952,550	6.546	11/25/37	250,937
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
851,439	3.133	08/25/47	316,747
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
1,000,000	4.831	09/25/35	472,256
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
710,917	2.553	09/25/46	227,561
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
625,383	5.607	07/25/36	339,885

			4,542,452

Collateralized Mortgage Obligations — 5.7%
Interest Only(a)(b) — 0.0%
FNMA Series 2004-47, Class EI
384,108	0.000	06/25/34	2,241
FNMA Series 2004-62, Class DI
178,823	0.000	07/25/33	1,013

			3,254

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — 4.7%
FHLMC Series 2719, Class GC
$3,906,786	5.000%	06/15/26	$3,977,088

Regular Floater(a) — 1.0%
FHLMC Series 3325, Class SX(c)
79,855	0.000	06/15/37	78,137
FNMA Series 2007-53, Class FB
745,009	0.922	06/25/37	720,581
FNMA Series 2007-53, Class UF(c)
73,427	0.000	06/25/37	69,184

			867,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,848,244

Commercial Mortgage-Backed Securities — 1.9%
Adjustable Rate Non-Agency(a) — 1.4%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
500,000	5.718	09/11/38	424,923
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
1,000,000	5.226	07/15/44	803,495

			1,228,418

Sequential Fixed Rate — 0.5%
Banc of America Funding Corp. Series 2007-8, Class 2A1
690,693	7.000	10/25/37	386,318

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$1,614,736

Federal Agencies — 52.1%
FHLMC — 13.7%
1,319,453	4.500	12/01/18	1,367,302
1,119,849	4.500	06/01/19	1,160,459
6,927	10.000	03/01/21	7,686
13,541	6.500	06/01/23	14,283
928,838	6.500	10/01/34	990,200
1,909,572	5.000	05/01/35	1,972,189
33,718	5.000	11/01/35	34,824
301,599	5.000	03/01/36	311,489
279,615	5.000	04/01/36	288,784
149,217	5.000	06/01/36	154,111
25,009	6.000	11/01/36	26,141
167,901	6.000	10/01/37	175,531
119,785	6.000	11/01/37	125,228
868,518	5.500	02/01/38	901,128
961,418	6.000	03/01/38	1,001,274
56,755	5.500	04/01/38	59,162
26,673	6.000	04/01/38	27,885
777,069	5.500	05/01/38	810,034
899,110	5.500	06/01/38	932,849
144,007	5.500	08/01/38	150,116
557,041	6.000	08/01/38	582,355
22,947	6.000	09/01/38	23,982
354,479	6.000	11/01/38	370,588

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$26,164	6.000%	02/01/39	$27,383

			11,514,983

FNMA — 35.3%
$4,343	5.000%	02/01/14	$4,464
57,690	5.000	11/01/17	60,261
315,971	5.000	12/01/17	330,052
227,536	5.000	01/01/18	237,676
94,509	5.000	02/01/18	98,738
241,029	5.000	03/01/18	251,813
939,742	5.000	04/01/18	981,787
368,110	5.000	05/01/18	384,581
749,504	5.000	06/01/18	783,038
20,069	5.000	07/01/18	20,967
1,318,670	4.000	09/01/18	1,351,330
503,587	5.000	11/01/18	526,119
605,516	5.000	12/01/18	632,608
47,414	5.000	01/01/19	49,535
131,799	5.000	02/01/19	137,458
518,328	5.000	03/01/19	540,584
972,897	5.500	03/01/19	1,022,796
1,091,051	5.000	04/01/19	1,139,071
588,915	5.000	06/01/19	615,265
366,865	6.000	09/01/19	386,422
543,085	5.000	12/01/19	566,573
460,032	6.000	12/01/20	484,766
17,730	8.000	09/01/21	19,273
29,885	5.000	04/01/23	30,991
873,769	4.500	06/01/23	900,937
114,113	5.000	06/01/23	118,337
80	6.000	03/01/32	84
221,261	5.500	03/01/33	230,472
213,155	5.500	04/01/33	222,028
180,122	5.500	05/01/33	187,620
10,109	6.000	05/01/33	10,655
27,538	5.500	06/01/33	28,684
350,121	5.500	07/01/33	364,695
3,675	6.000	12/01/33	3,874
301,411	5.500	01/01/34	313,958
160,175	5.500	06/01/34	166,843
3,911,167	5.000	07/01/34	4,042,358
2,513	6.000	12/01/34	2,641
5,916	6.000	04/01/35	6,218
8,796	7.000	05/01/35	9,383
1,328,189	5.000	06/01/35	1,371,874
33,630	6.000	07/01/35	35,350
75,370	6.000	11/01/35	79,036
581,212	5.000	01/01/36	600,249
98,347	6.000	01/01/36	103,376
9,015	6.000	02/01/36	9,453
32,514	6.500	03/01/36	34,255
61,973	6.000	09/01/36	64,816
255,147	6.000	10/01/36	267,576
370,106	6.000	11/01/36	387,370
87,249	6.000	01/01/37	91,496
80,992	5.500	04/01/37	84,428
57,935	6.000	04/01/37	60,608

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$215,262	5.500%	05/01/37	$224,404
124,070	6.000	05/01/37	130,089
127,471	7.000	05/01/37	135,899
898,619	6.000	06/01/37	939,035
84,024	7.000	06/01/37	89,579
397,600	5.500	07/01/37	413,038
62,774	6.000	07/01/37	65,670
320,854	6.000	08/01/37	336,381
333,301	6.000	09/01/37	349,258
31,723	6.000	10/01/37	33,183
86,439	7.000	10/01/37	92,154
52,042	6.000	11/01/37	54,390
127,334	7.000	11/01/37	135,752
1,196	6.000	12/01/37	1,251
42,323	6.500	12/01/37	44,592
270,363	7.000	12/01/37	288,236
22,045	6.000	01/01/38	23,062
33,249	6.500	01/01/38	35,062
69,470	5.500	02/01/38	72,732
133,574	6.000	02/01/38	139,678
371,910	5.000	03/01/38	384,956
524,024	5.500	03/01/38	543,920
969,057	6.000	03/01/38	1,012,721
184,216	5.500	04/01/38	192,503
7,179	6.000	04/01/38	7,510
200,152	5.500	05/01/38	209,613
465,010	6.000	05/01/38	486,251
615,193	5.500	06/01/38	643,552
29,617	6.000	06/01/38	30,983
148,638	5.500	07/01/38	155,663
41,045	6.000	07/01/38	42,938
247,144	5.500	08/01/38	257,955
568,406	6.000	08/01/38	596,423
119,221	5.500	09/01/38	124,857
491,884	6.000	10/01/38	516,268
351,246	6.000	11/01/38	368,657
48,863	6.000	12/01/38	51,117
50,758	6.000	01/01/39	53,046

			29,737,220

GNMA — 3.1%
71	6.500	06/15/09	71
590,495	6.000	12/15/38	618,636
2,000,000	4.500	TBA-30yr(d)	2,031,250

			2,649,957

TOTAL FEDERAL AGENCIES			$43,902,160

TOTAL MORTGAGE-BACKED OBLIGATIONS			$57,929,146

Agency Debentures — 18.6%
FFCB
$500,000	5.400%	06/08/17	$559,953

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLMC
$3,400,000	2.050%	03/09/11	$3,412,478
800,000	2.000	03/16/11	803,486
1,500,000	5.125	11/17/17	1,679,991
FNMA
1,700,000	1.750	03/23/11	1,710,375
1,500,000	2.050	04/01/11	1,505,189
1,000,000	5.000	05/11/17	1,108,554
1,200,000	4.600	06/05/18	1,257,707
JPMorgan Chase & Co.(h)
1,100,000	1.650	02/23/11	1,105,624
PNC Funding Corp.(h)
1,750,000	2.300	06/22/12	1,766,853
Tennessee Valley Authority(e)
700,000	5.375	04/01/56	747,406

TOTAL AGENCY DEBENTURES			$15,657,616

Asset-Backed Securities — 1.4%
Home Equity — 1.4%
Chase Issuance Trust Series 2005-A11, Class A(a)
$700,000	0.626%	12/15/14	$619,051
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(f)
288,397	1.522	10/25/37	216,298
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(f)
130,000	1.772	10/25/37	39,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(f)
180,000	1.972	10/25/37	49,500
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
71,058	7.000	09/25/37	24,751
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
76,381	7.000	09/25/37	25,473
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(a)
345,806	1.745	11/20/36	231,636

TOTAL ASSET-BACKED SECURITIES			$1,205,709

U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds
$200,000	3.500%	02/15/39	$197,626
U.S. Treasury Notes
400,000	0.875	01/31/11	400,876
200,000	0.875	03/31/11	200,282
600,000	1.375	02/15/12	604,875
United States Treasury Inflation Indexed Bonds-TIPS
800,000	0.875	04/15/10	887,166
300,000	2.000	01/15/16	329,216
500,000	2.500	07/15/16	558,694
100,000	2.375	01/15/17	111,178
500,000	2.375	01/15/27	546,730
300,000	1.750	01/15/28	289,508
250,000	3.625	04/15/28	402,344

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Principal-Only STRIPS(g)
$300,000	0.000%	08/15/26	$158,274

TOTAL U.S. TREASURY OBLIGATIONS			$4,686,769

Shares	Rate	Value
Investment Company(a) — 7.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,421,392	0.482%	$6,421,392

TOTAL INVESTMENTS — 101.9%		$85,900,632

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(1,579,264)

NET ASSETS — 100.0%		$84,321,368

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To be announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,031,250 which represents approximately 2.4% of net assets as of March 31, 2009.
(e) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $304,798, which represents approximately 0.4% of net assets as of March 31, 2009.
(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $2,872,477, which represents approximately 3.4% of net assets as of March 31, 2009.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Inter Bank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACTS — At March 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	5.500%	04/15/39	04/13/09	$1,000,000	$1,037,500
FNMA	5.000	04/25/39	04/13/09	1,000,000	1,031,875
FNMA	6.000	TBA-30	04/13/09	1,000,000	1,044,375

TOTAL (Proceeds Receivable: $3,110,156)					$3,113,750

FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	3	June 2009	$741,750	$28,600
U.S. Treasury Bonds	13	June 2009	1,686,141	42,336
2 Year U.S. Treasury Notes	(10)	June 2009	(2,178,906)	(7,066)
5 Year U.S. Treasury Notes	83	June 2009	9,857,547	161,237
10 Year U.S. Treasury Notes	44	June 2009	5,459,437	157,842

TOTAL				$382,949

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$90,123,376

Gross unrealized gain	2,422,745
Gross unrealized loss	(6,645,489)

Net unrealized security loss	$(4,222,744)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 91.5%
Automobiles & Components — 0.4%
141,153	Johnson Controls, Inc.	$1,693,836

Banks — 1.1%
423,300	New York Community Bancorp, Inc.(a)	4,728,261

Capital Goods — 3.9%
140,100	Emerson Electric Co.	4,004,058
203,100	Honeywell International, Inc.	5,658,366
210,900	The Boeing Co.	7,503,822

		17,166,246

Commercial & Professional Services — 1.9%
321,266	Waste Management, Inc.	8,224,410

Consumer Durables & Apparel — 1.4%
83,800	Hasbro, Inc.	2,100,866
89,400	NIKE, Inc. Class B	4,191,966

		6,292,832

Consumer Services — 1.7%
399,424	H&R Block, Inc.	7,265,523

Diversified Financials — 5.6%
266,353	AllianceBernstein Holding LP	3,920,716
524,452	JPMorgan Chase & Co.	13,939,934
296,800	Morgan Stanley	6,758,136

		24,618,786

Energy — 16.2%
159,300	Chevron Corp.	10,711,332
152,143	Devon Energy Corp.	6,799,271
175,979	EOG Resources, Inc.(a)	9,636,610
258,423	Exxon Mobil Corp.	17,598,606
220,482	Hess Corp.	11,950,125
200,179	Occidental Petroleum Corp.	11,139,961
54,000	Transocean Ltd.*	3,177,360

		71,013,265

Food & Staples Retailing — 1.8%
150,906	Wal-Mart Stores, Inc.	7,862,203

Food, Beverage & Tobacco — 6.6%
34,700	Campbell Soup Co.	949,392
131,637	ConAgra Foods, Inc.	2,220,716
78,900	General Mills, Inc.	3,935,532
75,900	Kraft Foods, Inc. Class A	1,691,811
259,238	Philip Morris International, Inc.	9,223,688
79,499	The Coca-Cola Co.	3,493,981
383,670	Unilever NV	7,519,932

		29,035,052

Health Care Equipment & Services — 3.3%
164,118	Baxter International, Inc.	8,406,124
89,100	Becton, Dickinson and Co.	5,991,084

		14,397,208

Household & Personal Products — 2.5%
42,619	The Clorox Co.	2,194,026
185,500	The Procter & Gamble Co.	8,735,195

		10,929,221

Insurance — 7.5%
48,400	Aflac, Inc.	937,024
80,500	Everest Re Group Ltd.	5,699,400
78,100	Marsh & McLennan Companies, Inc.	1,581,525
69,287	PartnerRe Ltd.	4,300,644

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
154,475	The Allstate Corp.	$2,958,196
122,100	The Chubb Corp.	5,167,272
294,328	The Travelers Companies, Inc.	11,961,490

		32,605,551

Materials — 1.0%
74,600	Air Products & Chemicals, Inc.	4,196,250

Media — 2.7%
365,900	Comcast Corp. Class A	4,990,876
68,608	Time Warner Cable, Inc.	1,701,474
273,229	Time Warner, Inc.	5,273,314

		11,965,664

Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
196,128	Amgen, Inc.*	9,712,258
130,800	Biogen Idec, Inc.*	6,856,536
382,534	Johnson & Johnson	20,121,288
455,077	Pfizer, Inc.	6,198,149
183,921	Wyeth	7,915,960

		50,804,191

Real Estate Investment Trust — 1.9%
155,900	Annaly Capital Management, Inc.	2,162,333
49,700	Federal Realty Investment Trust	2,286,200
126,200	Health Care REIT, Inc.(a)	3,860,458

		8,308,991

Retailing — 1.4%
62,100	Target Corp.	2,135,619
169,400	The Home Depot, Inc.	3,991,064

		6,126,683

Software & Services — 1.1%
120,300	Microsoft Corp.	2,209,911
46,012	Visa, Inc. Class A	2,558,267

		4,768,178

Technology Hardware & Equipment — 2.1%
280,999	Hewlett-Packard Co.	9,008,828

Telecommunication Services — 6.2%
640,623	AT&T, Inc.	16,143,700
93,884	Embarq Corp.	3,553,509
2,052,649	Sprint Nextel Corp.*	7,327,957

		27,025,166

Transportation — 0.5%
64,000	Norfolk Southern Corp.	2,160,000

Utilities — 9.1%
61,300	Ameren Corp.	1,421,547
80,813	American Electric Power Co., Inc.	2,041,336
64,706	Edison International	1,864,180
218,469	Entergy Corp.	14,875,554
166,938	FirstEnergy Corp.	6,443,807
139,329	PG&E Corp.	5,325,154
272,956	PPL Corp.	7,836,567

		39,808,145

TOTAL COMMON STOCKS		$400,004,490

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

		Interest
Shares		Rate	Value
Preferred Stock(b) — 1.5%
Diversified Financials — 1.5%
9,721,000	JPMorgan Chase & Co.	7.900%	$6,247,103

Shares	Rate	Value
Investment Company(b) — 6.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
26,640,925	0.482%	$26,640,925

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$432,892,518

Securities Lending Reinvestment Vehicle(b) — 1.5%
Boston Global Investment Trust — Enhanced Portfolio
6,731,344	0.558%	$6,657,299

TOTAL INVESTMENTS — 100.6%		$439,549,817

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,405,537)

NET ASSETS — 100.0%		$437,144,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$553,276,367

Gross unrealized gain	4,794,039
Gross unrealized loss	(118,520,589)

Net unrealized security loss	$(113,726,550)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Automobiles & Components — 1.7%
153,300	Gentex Corp.(a)	$1,526,868

Banks — 2.1%
101,400	People’s United Financial, Inc.	1,822,158

Capital Goods — 5.9%
21,500	Alliant Techsystems, Inc.*(a)	1,440,070
14,200	Precision Castparts Corp.	850,580
48,990	Rockwell Automation, Inc.	1,069,942
17,200	Roper Industries, Inc.	730,140
17,000	W.W. Grainger, Inc.	1,193,060

		5,283,792

Commercial & Professional Services — 2.4%
95,400	Iron Mountain, Inc.*(a)	2,115,018

Consumer Durables & Apparel — 4.4%
118,200	Coach, Inc.*	1,973,940
41,410	Fortune Brands, Inc.	1,016,615
145,700	Newell Rubbermaid, Inc.	929,566

		3,920,121

Consumer Services — 3.4%
84,900	Marriott International, Inc. Class A(a)	1,388,964
104,800	Pinnacle Entertainment, Inc.*(a)	737,792
71,100	Starwood Hotels & Resorts Worldwide, Inc.	902,970

		3,029,726

Diversified Financials — 4.1%
6,100	CME Group, Inc.	1,502,979
10,800	Northern Trust Corp.	646,056
76,400	Raymond James Financial, Inc.(a)	1,505,080

		3,654,115

Energy — 10.5%
87,900	Cameron International Corp.*	1,927,647
44,100	Continental Resources, Inc.*(a)	935,361
7,500	Core Laboratories NV(a)	548,700
54,600	Dresser-Rand Group, Inc.*	1,206,660
19,600	Hess Corp.	1,062,320
100,500	Rex Energy Corp.*	288,435
39,400	Suncor Energy, Inc.	875,074
127,020	Weatherford International Ltd.*	1,406,111
44,700	Whiting Petroleum Corp.*(a)	1,155,495

		9,405,803

Food, Beverage & Tobacco — 0.9%
21,700	Hansen Natural Corp.*	781,200

Health Care Equipment & Services — 11.6%
22,705	C.R. Bard, Inc.	1,810,043
35,900	Henry Schein, Inc.*	1,436,359
34,000	Laboratory Corp. of America Holdings*(a)	1,988,660
44,700	NuVasive, Inc.*(a)	1,402,686
58,200	St. Jude Medical, Inc.*(a)	2,114,406
44,500	Zimmer Holdings, Inc.*	1,624,250

		10,376,404

Household & Personal Products — 4.8%
61,800	Avon Products, Inc.	1,188,414
30,600	Chattem, Inc.*(a)	1,715,130

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
28,200	Energizer Holdings, Inc.*	$1,401,258

		4,304,802

Materials — 1.0%
26,300	Ecolab, Inc.	913,399

Media — 1.4%
374,900	Entravision Communications Corp. Class A*	97,474
114,900	Lamar Advertising Co. Class A*(a)	1,120,275

		1,217,749

Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
111,200	Amylin Pharmaceuticals, Inc.*(a)	1,306,600
59,990	Charles River Laboratories International, Inc.*	1,632,328
11,900	Millipore Corp.*	683,179
25,500	Shire PLC ADR	916,470
36,220	Thermo Fisher Scientific, Inc.*	1,291,967

		5,830,544

Real Estate — 1.1%
249,700	CB Richard Ellis Group, Inc. Class A*	1,006,291

Retailing — 9.2%
29,600	Advance Auto Parts, Inc.	1,215,968
24,200	Best Buy Co., Inc.	918,632
62,900	Dick’s Sporting Goods, Inc.*(a)	897,583
23,000	GameStop Corp. Class A*	644,460
30,331	Netflix, Inc.*(a)	1,301,807
83,700	PetSmart, Inc.	1,754,352
7,700	Priceline.com, Inc.*(a)	606,606
54,700	Urban Outfitters, Inc.*	895,439

		8,234,847

Semiconductors & Semiconductor Equipment — 4.1%
65,200	FormFactor, Inc.*	1,174,904
46,900	Linear Technology Corp.(a)	1,077,762
107,900	Tessera Technologies, Inc.*	1,442,623

		3,695,289

Software & Services — 13.1%
191,932	Activision Blizzard, Inc.*	2,007,608
80,020	Cognizant Technology Solutions Corp. Class A*	1,663,616
53,500	Electronic Arts, Inc.*	973,165
43,000	Equinix, Inc.*(a)	2,414,450
66,600	Global Payments, Inc.	2,225,106
8,100	Salesforce.com, Inc.*(a)	265,113
173,300	Western Union Co.	2,178,381

		11,727,439

Technology Hardware & Equipment — 4.5%
84,420	Amphenol Corp. Class A	2,405,126
78,200	FLIR Systems, Inc.*	1,601,536

		4,006,662

Telecommunication Services — 5.2%
65,300	American Tower Corp. Class A*	1,987,079
70,400	Crown Castle International Corp.*	1,436,864

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
139,400	TW telecom, inc.*	$1,219,750

		4,643,693

TOTAL COMMON STOCKS		$87,495,920

Shares	Rate	Value
Investment Company(b) — 1.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,632,573	0.482%	$1,632,573

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$89,128,493

Securities Lending Reinvestment Vehicle(b) — 23.6%
Boston Global Investment Trust — Enhanced Portfolio
21,279,923	0.558%	$21,045,844

TOTAL INVESTMENTS — 123.3%		$110,174,337

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.3)%		(20,853,370)

NET ASSETS — 100.0%		$89,320,967

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$153,838,827

Gross unrealized gain	2,454,455
Gross unrealized loss	(46,118,945)

Net unrealized security loss	$(43,664,490)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Automobiles & Components — 0.5%
300,259	Johnson Controls, Inc.(a)	$3,603,108

Banks — 3.9%
164,015	Commerce Bancshares, Inc.	5,953,745
66,530	M&T Bank Corp.(a)	3,009,817
633,342	New York Community Bancorp, Inc.(a)	7,074,430
577,100	People’s United Financial, Inc.	10,370,487
733,000	Synovus Financial Corp.(a)	2,382,250

		28,790,729

Capital Goods — 3.0%
62,799	Alliant Techsystems, Inc.*(a)	4,206,277
214,194	Cooper Industries Ltd. Class A	5,539,057
83,681	Eaton Corp.	3,084,481
140,471	Lennox International, Inc.	3,716,863
102,854	Parker Hannifin Corp.	3,494,979
101,200	Rockwell Automation, Inc.	2,210,208

		22,251,865

Commercial & Professional Services — 3.1%
507,321	Iron Mountain, Inc.*(a)	11,247,307
665,461	Republic Services, Inc.	11,412,656

		22,659,963

Consumer Durables & Apparel — 3.4%
211,406	Fortune Brands, Inc.	5,190,017
196,100	Hasbro, Inc.	4,916,227
93,000	M.D.C. Holdings, Inc.(a)	2,896,020
123,200	NIKE, Inc. Class B	5,776,848
14,700	NVR, Inc.*	6,287,925

		25,067,037

Consumer Services — 2.0%
802,860	H&R Block, Inc.	14,604,023

Diversified Financials — 5.5%
198,000	Franklin Resources, Inc.	10,666,260
668,000	Invesco Ltd.(a)	9,258,480
88,226	Lazard Ltd. Class A	2,593,844
161,777	Northern Trust Corp.	9,677,500
573,330	SLM Corp.*(a)	2,837,984
301,800	The NASDAQ OMX Group, Inc.*(a)	5,909,244

		40,943,312

Energy — 8.7%
302,300	Cabot Oil & Gas Corp.(a)	7,125,211
246,100	Dril-Quip, Inc.*	7,555,270
319,728	Newfield Exploration Co.*(a)	7,257,825
200,200	Noble Energy, Inc.	10,786,776
533,111	Range Resources Corp.(a)	21,942,849
196,470	Smith International, Inc.	4,220,176
446,300	Weatherford International Ltd.*	4,940,541

		63,828,648

Food & Staples Retailing — 0.5%
169,800	The Kroger Co.	3,603,156

Food, Beverage & Tobacco — 4.0%
295,762	Campbell Soup Co.	8,092,048
212,882	Coca-Cola Enterprises, Inc.	2,807,914
573,482	ConAgra Foods, Inc.	9,674,641
114,800	H.J. Heinz Co.	3,795,288
86,484	Lorillard, Inc.	5,339,522

		29,709,413

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — 5.9%
67,700	Becton, Dickinson and Co.	$4,552,148
138,270	Edwards Lifesciences Corp.*(a)	8,383,310
88,737	IMS Health, Inc.	1,106,550
290,500	Kinetic Concepts, Inc.*(a)	6,135,360
248,246	Laboratory Corp. of America Holdings*(a)	14,519,909
242,200	WellPoint, Inc.*	9,196,334

		43,893,611

Household & Personal Products — 1.8%
40,000	Energizer Holdings, Inc.*	1,987,600
216,239	The Clorox Co.(a)	11,131,984

		13,119,584

Insurance — 13.9%
190,100	Aon Corp.	7,759,882
123,294	Arch Capital Group Ltd.*	6,640,615
143,235	Assurant, Inc.	3,119,658
162,089	Everest Re Group Ltd.	11,475,901
238,300	Lincoln National Corp.(a)	1,594,227
473,500	Marsh & McLennan Companies, Inc.	9,588,375
120,911	PartnerRe Ltd.	7,504,946
149,900	Prudential Financial, Inc.	2,851,098
110,041	RenaissanceRe Holdings Ltd.	5,440,427
765,100	The Progressive Corp.*(a)	10,282,944
106,005	Torchmark Corp.(a)	2,780,511
401,903	Unum Corp.(a)	5,023,788
826,899	W.R. Berkley Corp.	18,646,572
446,352	Willis Group Holdings Ltd.	9,819,744

		102,528,688

Materials — 4.0%
133,100	Air Products & Chemicals, Inc.	7,486,875
108,700	Airgas, Inc.	3,675,147
269,700	Pactiv Corp.*	3,934,923
818,596	Steel Dynamics, Inc.(a)	7,211,831
253,800	Terra Industries, Inc.	7,129,242

		29,438,018

Media — 2.2%
788,600	DISH Network Corp. Class A*	8,761,346
429,400	Viacom, Inc. Class B*(a)	7,462,972

		16,224,318

Pharmaceuticals, Biotechnology & Life Sciences — 0.9%
68,600	Biogen Idec, Inc.*	3,596,012
234,284	PerkinElmer, Inc.	2,991,807

		6,587,819

Real Estate Investment Trust — 3.9%
136,318	Alexandria Real Estate Equities, Inc.(a)	4,961,975
500,900	Annaly Capital Management, Inc.(a)	6,947,483
65,000	Essex Property Trust, Inc.(a)	3,727,100
91,400	Federal Realty Investment Trust	4,204,400
295,000	Health Care REIT, Inc.(a)	9,024,050

		28,865,008

Retailing — 4.3%
46,062	AutoZone, Inc.*(a)	7,490,603
88,501	J.C. Penney Co., Inc.	1,776,215

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
149,900	Kohl’s Corp.*	$6,343,768
196,883	Ross Stores, Inc.(a)	7,064,162
359,400	The TJX Companies, Inc.	9,215,016

		31,889,764

Semiconductors & Semiconductor Equipment — 0.6%
219,400	KLA-Tencor Corp.(a)	4,388,000

Software & Services — 4.2%
1,412,991	Activision Blizzard, Inc.*(a)	14,779,886
56,700	Affiliated Computer Services, Inc. Class A*	2,715,363
548,500	CA, Inc.	9,659,085
125,700	Hewitt Associates, Inc. Class A*	3,740,832

		30,895,166

Technology Hardware & Equipment — 2.3%
372,669	Amphenol Corp. Class A(a)	10,617,340
354,100	CommScope, Inc.*	4,022,576
502,901	Xerox Corp.	2,288,199

		16,928,115

Telecommunication Services — 1.6%
165,882	Embarq Corp.	6,278,634
1,603,600	Sprint Nextel Corp.*	5,724,852

		12,003,486

Transportation — 1.6%
281,900	Delta Air Lines, Inc.*	1,587,097
296,242	Landstar System, Inc.(a)	9,915,220

		11,502,317

Utilities — 15.4%
370,090	American Electric Power Co., Inc.	9,348,473
476,095	CMS Energy Corp.(a)	5,636,965
562,499	DPL, Inc.	12,678,728
419,433	Edison International	12,083,865
300,371	Entergy Corp.	20,452,261
164,255	EQT Corp.	5,146,109
248,862	FirstEnergy Corp.	9,606,073
355,804	PG&E Corp.	13,598,829
686,401	PPL Corp.(a)	19,706,573
116,422	Sempra Energy	5,383,353

		113,641,229

TOTAL COMMON STOCKS		$716,966,377

Shares	Rate	Value
Investment Company(b) — 3.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
29,113,326	0.482%	$29,113,326

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$746,079,703

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 16.1%
Boston Global Investment Trust — Enhanced Portfolio
119,581,817	0.558%	$118,266,417

TOTAL INVESTMENTS — 117.2%		$864,346,120

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2%)		(126,779,457)

NET ASSETS — 100.0%		$737,566,663

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,081,920,416

Gross unrealized gain	12,305,026
Gross unrealized loss	(229,879,322)

Net unrealized security loss	$(217,574,296)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commercial Paper and Corporate Obligations — 40.9%
Amsterdam Funding Corp.
$5,000,000	0.850%	05/27/09	$4,993,389
Aspen Funding Corp.
4,000,000	1.000	05/06/09	3,996,111
Atlantic Asset Securitization Corp.
6,000,000	0.630	07/01/09	5,990,445
Atlantis One Funding Corp.
2,000,000	0.750	05/04/09	1,998,625
Charta LLC
1,000,000	1.000	06/18/09	997,833
Ciesco LLC
1,000,000	1.000	06/19/09	997,806
CRC Funding LLC
1,000,000	1.000	06/17/09	997,861
Gemini Securitization Corp.
4,000,000	0.900	05/12/09	3,995,900
Govco LLC
1,000,000	1.000	06/19/09	997,806
Liberty Street Funding LLC
5,000,000	0.700	06/12/09	4,993,000
LMA Americas LLC
4,000,000	0.720	04/24/09	3,998,160
Newport Funding Corp.
4,000,000	1.000	05/06/09	3,996,111
Ranger Funding Co. LLC
5,000,000	0.700	05/18/09	4,995,431
Regency Markets No. 1 LLC
6,000,000	1.000	05/08/09	5,993,833
Sheffield Receivable Corp.
5,000,000	0.500	04/27/09	4,998,194
Thames Asset Global Securitization, Inc.
3,000,000	0.650	04/07/09	2,999,675
Ticonderoga Funding LLC
5,000,000	0.700	05/14/09	4,995,819
Variable Funding Capital Corp.
4,000,000	0.420	04/24/09	3,998,927
Windmill Funding Corp.
5,000,000	0.880	05/08/09	4,995,478
1,000,000	0.930	05/14/09	998,889
Yorktown Capital LLC
3,000,000	0.720	06/05/09	2,996,100

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$74,925,393

Eurodollar Certificates of Deposit — 5.5%
National Australia Bank Ltd.
$1,000,000	1.210%	09/23/09	$1,000,048
HSBC Bank PLC
5,000,000	1.505	09/10/09	5,000,112
Societe Generale
4,000,000	1.010	05/05/09	4,000,038

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$10,000,198

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Commercial Paper — 1.6%
General Electric Capital Corp.
$1,000,000	0.600%		06/05/09	$998,917
1,000,000	0.850		07/23/09	997,332
1,000,000	0.850		07/27/09	997,237

TOTAL GOVERNMENT GUARANTEE COMMERCIAL PAPER				$2,993,486

Government Guarantee Variable Rate Obligations(a) — 2.2%
Bank of America N.A.
$1,000,000	1.234%		04/29/09	$1,000,000
Royal Bank of Scotland Group PLC
3,000,000	1.341		05/09/09	3,000,000

TOTAL GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$4,000,000

U.S. Government Agency Obligations — 13.7%
Federal Home Loan Bank
$2,000,000	1.104	%(a)	06/08/09	$1,999,556
2,000,000	1.293	(a)	06/10/09	2,000,000
1,000,000	3.125		06/19/09	999,908
2,000,000	2.720		09/18/09	2,000,000
2,000,000	0.950		04/05/10	1,998,528
Federal Home Loan Mortgage Corp.
1,000,000	1.254	(a)	04/13/09	1,000,000
4,000,000	0.536	(a)	04/20/09	4,000,000
200,000	1.244	(a)	06/03/09	199,911
3,000,000	0.670		11/20/09	2,986,991
3,000,000	0.850		12/29/09	2,980,734
Federal National Mortgage Association
2,000,000	0.400	(a)	04/01/09	1,999,915
1,000,000	1.244	(a)	04/13/09	999,614
2,000,000	0.650		12/28/09	1,990,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$25,155,371

Variable Rate Obligations(a) — 4.9%
ANZ National Bank Limited
$3,000,000	1.532%		06/10/09	$3,000,000
Royal Bank of Canada
2,000,000	1.537		05/15/09	2,000,000
Wachovia Bank NA
4,000,000	1.845		04/06/09	4,001,113

TOTAL VARIABLE RATE OBLIGATIONS				$9,001,113

Yankee Certificates of Deposit — 7.1%
Banco Bilbao Vizcaya Argentaria SA
$2,000,000	0.965%		06/08/09	$2,000,019
2,000,000	0.960		06/29/09	2,000,049
BNP Paribas SA
2,000,000	0.790		04/17/09	2,000,000
Lloyds TSB Group PLC
5,000,000	1.170		05/13/09	5,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Yankee Certificates of Deposit — (continued)
Rabobank Nederland
1,000,000	0.700%	06/19/09	$1,000,000
1,000,000	1.000	09/04/09	1,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$13,000,068

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 75.9%			$139,075,629

Repurchase Agreement(b) — 25.2%
Joint Repurchase Agreement Account II
$46,200,000	0.273%	04/01/09	$46,200,000
Maturity Value: $46,200,350

TOTAL INVESTMENTS — 101.1%			$185,275,629

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(2,089,969)

NET ASSETS — 100.0%			$183,185,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate, or Federal Funds Rate. Interest rate disclosed is that which is in effect at March 31, 2009.

(b) Joint repurchase agreement was entered into on March 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 91.5%
Australia — 0.3%
24,287	BHP Billiton Ltd. (Materials)	$536,771

Bermuda — 0.3%
131,876	Hiscox Ltd. (Insurance)	583,501

Cyprus — 0.2%
112,494	ProSafe SE (Energy)*	400,269

Denmark — 1.5%
51,919	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,489,302

Finland — 0.7%
100,412	Nokia Oyj (Technology Hardware & Equipment)	1,174,360

France — 9.8%
33,168	Air Liquide SA (Materials)	2,697,169
96,089	AXA SA (Insurance)	1,153,303
13,720	BNP Paribas (Banks)(b)	566,039
26,735	Eutelsat Communications (Media)	568,147
22,768	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	876,596
5,979	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	375,192
36,129	SCOR SE (Insurance)	742,436
23,310	Societe Generale (Banks)	911,814
96,222	Total SA (Energy)	4,758,119
142,909	Vivendi (Media)(b)	3,779,791

		16,428,606

Germany — 5.2%
5,536	Allianz SE (Registered) (Insurance)	463,377
95,357	E.ON AG (Utilities)	2,644,640
14,153	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	1,723,354
14,947	Salzgitter AG (Materials)	831,902
48,031	SAP AG (Software & Services)	1,679,507
23,059	Siemens AG (Registered) (Capital Goods)	1,316,429

		8,659,209

Hong Kong — 3.7%
769,000	BOC Hong Kong (Holdings) Ltd. (Banks)	787,593
218,000	CLP Holdings Ltd. (Utilities)	1,497,889
65,800	Hang Seng Bank Ltd. (Banks)	664,058
263,000	Hutchison Whampoa Ltd. (Capital Goods)	1,291,086
214,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,920,218

		6,160,844

Ireland — 0.4%
32,488	CRH PLC (Materials)	700,027

Italy — 5.2%
204,285	Azimut Holding SpA (Diversified Financials)	1,090,457
229,075	Banca Popolare Di Milano Scarl (Banks)	1,139,392
92,081	ENI SpA (Energy)	1,782,894
7,356	Geox SpA (Consumer Durables & Apparel)	45,901

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
338,666	Intesa Sanpaolo SpA (Banks)	$931,494
181,568	Mediobanca SpA (Diversified Financials)	1,538,778
428,051	Snam Rete Gas SpA (Utilities)	2,296,769

		8,825,685

Japan — 24.0%
82,400	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	589,365
61,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,035,683
50,900	Denso Corp. (Automobiles & Components)	1,028,961
26,300	East Japan Railway Co. (Transportation)	1,371,130
49,800	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	1,096,168
333,000	Fujitsu Ltd. (Technology Hardware & Equipment)	1,249,494
40,900	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	1,207,042
44,800	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	850,461
98,000	Hitachi Metals Ltd. (Materials)	697,526
40,700	Honda Motor Co. Ltd. (Automobiles & Components)	968,895
356	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	951,654
358	KDDI Corp. (Telecommunication Services)	1,685,872
110,400	Komatsu Ltd. (Capital Goods)	1,221,770
104,500	Kuraray Co. Ltd. (Materials)	897,236
18,000	Kyocera Corp. (Technology Hardware & Equipment)	1,201,483
44,500	Kyushu Electric Power Co., Inc. (Utilities)	999,132
42,700	McDonald’s Holdings Co. (Japan) Ltd. (Consumer Services)	728,269
67,000	Mitsubishi Corp. (Capital Goods)	888,201
95,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	945,753
330,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,630,253
149,000	Mitsui & Co. Ltd. (Capital Goods)	1,517,906
76,500	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	767,944
3,100	Nintendo Co. Ltd. (Software & Services)	906,849
113,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	801,455
196,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	490,086
44,300	Nissha Printing Co. Ltd. (Commercial & Professional Services)	1,416,764
1,651	NTT Urban Development Corp. (Real Estate)	1,336,201
17,400	ORIX Corp. (Diversified Financials)	572,659

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
52,000	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	$1,148,007
16,800	Shin-Etsu Chemical Co. Ltd. (Materials)	825,389
111,700	Showa Shell Sekiyu K.K. (Energy)	1,025,897
235	Sony Financial Holdings, Inc. (Insurance)	633,794
199,000	Sumitomo Metal Industries Ltd. (Materials)	403,868
88,000	Sumitomo Metal Mining Co. Ltd. (Materials)	846,079
33,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,183,103
177,000	The Hachijuni Bank Ltd. (Banks)	1,032,603
85,200	The Kansai Electric Power Co., Inc. (Utilities)	1,851,610
173,000	TOTO Ltd. (Capital Goods)	874,318
48,200	Toyota Motor Corp. (Automobiles & Components)	1,531,018

		40,409,898

Jersey — 0.2%
5,981	Randgold Resources Ltd. (Materials)	319,877

Luxembourg — 0.5%
40,559	SES FDR (Media)	774,186

Netherlands — 2.1%
261,232	Koninklijke KPN NV (Telecommunication Services)	3,487,720

Singapore — 0.5%
124,000	United Overseas Bank Ltd. (Banks)	795,372

Spain — 2.3%
20,339	Inditex SA (Retailing)	792,590
152,550	Telefonica SA (Telecommunication Services)	3,042,047

		3,834,637

Sweden — 0.8%
98,000	Atlas Copco AB Class B (Capital Goods)	667,124
47,026	Svenska Handelsbanken AB Class A (Banks)	664,524

		1,331,648

Switzerland — 12.9%
51,690	Credit Suisse Group AG (Registered) (Diversified Financials)	1,573,856
31,742	Kuehne + Nagel International AG (Registered) (Transportation)(a)	1,852,130
509	Lindt & Spruengli AG (Food, Beverage & Tobacco)	680,906
131,740	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,450,752
100,929	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,818,504
40,014	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,491,927
9,929	Sonova Holding AG (Health Care Equipment & Services)	599,265

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
6,639	Straumann Holding AG (Registered) (Health Care Equipment & Services)(a)	$1,027,927
9,671	Synthes, Inc. (Health Care Equipment & Services)	1,077,346
118,077	UBS AG (Registered) (Diversified Financials)*	1,107,001

		21,679,614

United Kingdom — 20.9%
649,422	Aegis Group PLC (Media)	769,983
177,610	Amlin PLC (Insurance)	875,378
62,846	Autonomy Corp. PLC (Software & Services)*	1,173,310
201,867	BG Group PLC (Energy)	3,045,054
47,460	BHP Billiton PLC (Materials)	936,179
611,200	BP PLC (Energy)	4,098,332
283,003	Capita Group PLC (Commercial & Professional Services)	2,752,456
39,356	Close Brothers Group PLC (Diversified Financials)	302,890
606,621	Friends Provident PLC (Insurance)	601,510
570,692	HSBC Holdings PLC (Banks)	3,177,372
137,172	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	3,080,665
111,588	Inmarsat PLC (Telecommunication Services)	781,500
39,039	Rio Tinto PLC (Materials)	1,310,856
154,706	Schroders PLC (Diversified Financials)	1,753,755
162,572	Serco Group PLC (Commercial & Professional Services)	851,860
118,861	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,455,587
398,985	Standard Life PLC (Insurance)	950,203
636,868	Tesco PLC (Food & Staples Retailing)	3,042,800
51,203	Unilever PLC (Food, Beverage & Tobacco)	968,236
22,961	Venture Production PLC (Energy)	263,475
1,257,668	Vodafone Group PLC (Telecommunication Services)	2,192,689
134,066	WPP PLC (Media)	753,961

		35,138,051

TOTAL COMMON STOCKS		$153,729,577

Exchange Traded Fund(a) — 5.2%

Australia — 5.2%
657,392	iShares MSCI Australia Index Fund	$8,802,479

		Expiration
Units	Description	Month	Value
Right* — 0.1%
Ireland — 0.1%
5,488	CRH PLC (Materials)	08/09	$119,578

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(c) — 2.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,942,945	0.482%	$4,942,945

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$167,594,579

Securities Lending Reinvestment Vehicle(c) — 1.8%

Boston Global Investment Trust — Enhanced Portfolio
3,024,703	0.558%	$2,991,431

TOTAL INVESTMENTS — 101.5%		$170,586,010

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(2,494,774)

NET ASSETS — 100.0%		$168,091,236

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	28	June 2009	$741,412	$(469)
FTSE 100 Index	6	June 2009	334,464	4,116

TOTAL				$3,647

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$214,992,331

Gross unrealized gain	4,672,576
Gross unrealized loss	(49,078,897)

Net unrealized security loss	$(44,406,321)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 0.2%
4,377	Autoliv, Inc.	$81,281
12,175	Exide Technologies*	36,525
2,829	Federal Mogul Corp.*	18,898
2,825	Fuel Systems Solutions, Inc.*(a)	38,081

		174,785

Banks — 6.5%
3,894	1st Source Corp.	70,287
4,807	BancorpSouth, Inc.	100,178
5,812	BancTrust Financial Group, Inc.(a)	36,790
21,228	Brookline Bancorp, Inc.	201,666
31,164	Cathay General Bancorp(a)	325,040
12,296	Central Pacific Financial Corp.	68,858
5,349	Cullen/Frost Bankers, Inc.	251,082
41,198	CVB Financial Corp.(a)	273,143
25,825	East West Bancorp, Inc.(a)	118,020
59,152	First Bancorp(a)	251,987
705	First Financial Corp.(a)	26,014
28,973	First Financial Northwest, Inc.(a)	241,635
5,329	FirstMerit Corp.	96,988
13,392	Heritage Commerce Corp.	70,308
42,561	International Bancshares Corp.(a)	331,976
2,219	Lakeland Financial Corp.	42,583
13,932	Pinnacle Financial Partners, Inc.*(a)	330,328
26,858	Provident Financial Services, Inc.	290,335
11,542	Renasant Corp.	144,967
3,843	Republic Bancorp, Inc. Class A	71,749
39,001	Sterling Bancshares, Inc.	255,066
49,046	Susquehanna Bancshares, Inc.(a)	457,599
3,582	TriCo Bancshares(a)	59,963
10,183	Trustmark Corp.(a)	187,163
25,297	Umpqua Holdings Corp.(a)	229,191
8,198	Whitney Holding Corp.	93,867
39,943	Wilshire Bancorp, Inc.	206,106
23,669	Wintrust Financial Corp.	291,129

		5,124,018

Capital Goods — 6.8%
8,827	A.O. Smith Corp.(a)	222,264
5,306	AAR Corp.*(a)	66,537
14,445	Acuity Brands, Inc.(a)	325,590
5,087	AGCO Corp.*(b)	99,705
4,022	American Science & Engineering, Inc.	224,428
9,243	American Woodmark Corp.(a)	162,307
1,456	Applied Signal Technology, Inc.	29,455
11,696	Baldor Electric Co.(a)	169,475
17,320	Belden, Inc.	216,673
7,296	Briggs & Stratton Corp.	120,384
5,723	Ceradyne, Inc.*	103,758
1,050	Cubic Corp.	26,597
12,346	Dycom Industries, Inc.*	71,483
15,715	DynCorp International, Inc. Class A*	209,481
6,811	EMCOR Group, Inc.*	116,945
12,701	Encore Wire Corp.	272,182
1,855	ESCO Technologies, Inc.*	71,789
3,081	Esterline Technologies Corp.*	62,205
47,646	Force Protection, Inc.*	228,701
9,875	Gibraltar Industries, Inc.	46,610

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
2,138	Graco, Inc.	$36,496
11,149	Granite Construction, Inc.	417,865
5,182	GT Solar International, Inc.*	34,408
1,055	Lincoln Electric Holdings, Inc.	33,433
43,981	LSI Industries, Inc.	227,382
3,474	MasTec, Inc.*	42,001
4,335	Mueller Industries, Inc.	94,026
8,638	NACCO Industries, Inc. Class A	234,781
75,691	Power-One, Inc.*(a)	66,608
30,248	Taser International, Inc.*(a)	141,561
3,590	Thomas & Betts Corp.*	89,822
24,053	Toro Co.(a)	581,602
2,648	Universal Forest Products, Inc.	70,463
3,367	URS Corp.*	136,060
2,744	Watsco, Inc.	93,378
17,524	Woodward Governor Co.	195,918

		5,342,373

Commercial & Professional Services — 4.0%
29,890	ACCO Brands Corp.*	29,292
7,331	Administaff, Inc.	154,904
8,191	Amrep Corp.*	128,599
22,335	Comfort Systems USA, Inc.	231,614
19,998	Heidrick & Struggles International, Inc.	354,764
8,104	HNI Corp.	84,281
7,566	ICT Group, Inc.*	42,143
22,237	Kelly Services, Inc. Class A	179,008
25,887	Kforce, Inc.*	181,986
22,187	Kimball International, Inc. Class B	145,547
7,779	Knoll, Inc.	47,685
5,150	Korn/Ferry International*	46,659
65,281	MPS Group, Inc.*	388,422
8,384	Resources Connection, Inc.*	126,431
102,806	Spherion Corp.*	213,836
29,841	The Standard Register Co.	136,672
17,827	TrueBlue, Inc.*	147,073
8,389	United Stationers, Inc.*	235,563
40,594	Volt Information Sciences, Inc.*	269,950

		3,144,429

Consumer Durables & Apparel — 1.8%
19,044	American Greetings Corp. Class A	96,363
1,067	Blyth, Inc.	27,881
45,651	Carter’s, Inc.*	858,695
1,268	Columbia Sportswear Co.	37,938
11,150	Polaris Industries, Inc.(a)	239,056
3,927	Steven Madden Ltd.*	73,749
6,634	Tempur-Pedic International, Inc.	48,428
3,255	The Timberland Co. Class A*	38,865

		1,420,975

Consumer Services — 5.4%
14,047	AFC Enterprises, Inc.*	63,352
3,504	American Public Education, Inc.*	147,378
2,713	Bob Evans Farms, Inc.	60,826
8,379	Buffalo Wild Wings, Inc.*	306,504
8,604	California Pizza Kitchen, Inc.*	112,540
9,465	CEC Entertainment, Inc.*	244,954

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
23,835	CKE Restaurants, Inc.	$200,214
10,371	Corinthian Colleges, Inc.*(a)	201,716
5,875	Cracker Barrel Old Country Store, Inc.	168,260
8,930	Einstein Noah Restaurant Group, Inc.*	52,062
858	ITT Educational Services, Inc.*	104,178
7,655	Jack in the Box, Inc.*	178,285
18,215	Landry’s Restaurants, Inc.(a)	95,082
56,840	O’Charleys, Inc.	171,088
11,629	P.F. Chang’s China Bistro, Inc.*	266,072
15,568	Panera Bread Co. Class A*(b)	870,251
21,668	Papa John’s International, Inc.*(a)	495,547
5,432	Peet’s Coffee & Tea, Inc.*	117,440
4,273	Red Robin Gourmet Burgers, Inc.*(a)	75,333
5,411	The Cheesecake Factory, Inc.*	61,956
35,354	The Steak N Shake Co.*	267,630

		4,260,668

Diversified Financials — 4.1%
84,255	Advance America, Cash Advance Centers, Inc.	142,391
37,537	Apollo Investment Corp.	130,629
7,739	Cash America International, Inc.	121,193
40,452	Compass Diversified Holdings	360,832
12,057	Eaton Vance Corp.	275,502
2,642	Federated Investors, Inc. Class B	58,811
15,081	Financial Federal Corp.	319,416
1,646	First Cash Financial Services, Inc.*	24,558
908	GAMCO Investors, Inc. Class A	29,646
2,267	Greenhill & Co., Inc.	167,418
43,512	Knight Capital Group, Inc. Class A*	641,367
2,587	Life Partners Holdings, Inc.(a)	44,134
3,850	Medallion Financial Corp.	28,529
4,465	Penson Worldwide, Inc.*	28,710
2,738	Piper Jaffray Cos, Inc.*	70,613
4,427	Primus Guaranty Ltd.*	6,950
21,714	Riskmetrics Group, Inc.*	310,293
32,455	SEI Investments Co.	396,276
2,896	Thinkorswim Group, Inc.*	25,021
3,370	World Acceptance Corp.*(a)	57,627

		3,239,916

Energy — 5.4%
19,785	Alon USA Energy, Inc.(a)	271,055
16,775	Berry Petroleum Co. Class A	183,854
6,810	Bill Barrett Corp.*	151,454
8,125	CARBO Ceramics, Inc.(a)	231,075
6,478	Comstock Resources, Inc.*	193,044
22,719	Delek US Holdings, Inc.	235,369
32,521	EXCO Resources, Inc.*	325,210
19,456	Frontier Oil Corp.	248,842
3,497	Holly Corp.	74,137
1,454	Overseas Shipholding Group, Inc.	32,962
27,881	Rosetta Resources, Inc.*	138,011
18,448	RPC, Inc.(a)	122,310
10,928	St. Mary Land & Exploration Co.	144,578
4,938	Swift Energy Co.*	36,048
11,589	Teekay Tankers Ltd. Class A	110,211

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
32,417	Tesoro Corp.(a)	$436,657
32,270	Vaalco Energy, Inc.*	170,708
9,904	Venoco, Inc.*	32,485
57,144	Western Refining, Inc.(a)	682,299
14,205	World Fuel Services Corp.(a)	449,304

		4,269,613

Food & Staples Retailing — 1.5%
13,256	Casey’s General Stores, Inc.	353,405
11,654	Ingles Markets, Inc. Class A	173,994
9,839	The Great Atlantic & Pacific Tea Co., Inc.*	52,245
14,505	The Pantry, Inc.*	255,433
5,448	Weis Markets, Inc.	169,106
17,450	Winn-Dixie Stores, Inc.*	166,822

		1,171,005

Food, Beverage & Tobacco — 2.7%
25,832	Alliance One International, Inc.*	99,195
5,468	Diamond Foods, Inc.(a)	152,721
7,639	Hansen Natural Corp.*	275,004
26,852	Imperial Sugar Co.(a)	193,066
12,841	J&J Snack Foods Corp.	444,170
2,742	Lancaster Colony Corp.	113,738
10,167	Lance, Inc.	211,677
10,390	National Beverage Corp.*	95,276
33,406	Reddy Ice Holdings, Inc.	49,107
10,687	Sanderson Farms, Inc.	401,297
13,518	Star Scientific, Inc.*	57,857

		2,093,108

Health Care Equipment & Services — 6.4%
4,524	Abaxis, Inc.*(a)	77,994
11,948	Allscripts-Misys Healthcare Solutions, Inc.(a)	122,945
7,900	AMERIGROUP Corp.*	217,566
24,462	AMN Healthcare Services, Inc.*	124,756
12,886	Angiodynamics, Inc.*	144,839
5,241	Assisted Living Concepts, Inc. Class A*	71,068
769	Atrion Corp.	67,857
7,147	Cantel Medical Corp.*	91,982
8,840	Centene Corp.*	159,297
2,478	Chemed Corp.	96,394
15,258	Computer Programs & Systems, Inc.(a)	507,634
12,244	Cyberonics, Inc.*	162,478
13,883	ev3, Inc.*(a)	98,569
4,247	Gen-Probe, Inc.*	193,578
40,367	HLTH Corp.*(a)	417,799
16,282	Hologic, Inc.*	213,131
18,543	Invacare Corp.	297,244
5,292	IRIS International, Inc.*	61,017
18,297	Kindred Healthcare, Inc.*	273,540
978	Masimo Corp.*	28,342
14,728	Medcath Corp.*	107,073
26,101	Medical Action Industries, Inc.*	216,377
6,571	Molina Healthcare, Inc.*	124,980
24,609	Nighthawk Radiology Holdings, Inc.*	66,444
20,226	Palomar Medical Technologies, Inc.*	146,841

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
38,511	PharMerica Corp.*(a)	$640,823
35,595	Theragenics Corp.*	43,426
27,413	Universal American Corp.*	232,188

		5,006,182

Household & Personal Products — 1.1%
79,904	Central Garden and Pet Co. Class A*	600,878
54,267	Mannatech, Inc.(a)	180,709
10,614	Prestige Brands Holdings, Inc.*	54,981
983	USANA Health Sciences, Inc.*	21,980

		858,548

Insurance — 4.3%
8,523	American Safety Insurance Holdings Ltd.*	98,100
8,678	Aspen Insurance Holdings Ltd.	194,908
10,213	CNA Surety Corp.*	188,328
5,206	Crawford & Co. Class B*(a)	34,984
4,460	eHealth, Inc.*	71,405
2,954	First American Corp.	78,311
1,429	FPIC Insurance Group, Inc.*	52,916
4,695	Hallmark Financial Services, Inc.*	32,536
19,603	HCC Insurance Holdings, Inc.	493,800
10,324	Infinity Property & Casualty Corp.	350,293
15,707	IPC Holdings Ltd.	424,717
37,494	Maiden Holdings Ltd.(a)	167,598
18,814	National Financial Partners Corp.	60,205
1,082	National Western Life Insurance Co. Class A	122,266
8,403	Platinum Underwriters Holdings Ltd.	238,309
11,690	PMA Capital Corp. Class A*	48,747
1,327	ProAssurance Corp.*	61,865
4,534	RLI Corp.	227,607
4,509	Safety Insurance Group, Inc.	140,140
9,813	Selective Insurance Group, Inc.	119,326
7,847	Stewart Information Services Corp.	153,016
6,326	United America Indemnity Ltd. Class A*	25,430

		3,384,807

Materials — 3.5%
12,161	A. Schulman, Inc.	164,781
8,185	American Vanguard Corp.(a)	105,586
3,447	Ball Corp.	149,600
10,810	Brush Engineered Materials, Inc.*	149,935
19,118	Compass Minerals International, Inc.	1,077,682
4,616	Kaiser Aluminum Corp.	106,722
2,433	Minerals Technologies, Inc.	77,978
6,533	Myers Industries, Inc.	40,113
16,282	Rockwood Holdings, Inc.*	129,279
1,872	Schweitzer-Mauduit International, Inc.	34,557
28,427	Spartech Corp.	69,930
1,487	The Scotts Miracle-Gro Co. Class A(a)	51,599
4,800	Wausau Paper Corp.	25,248
28,593	Westlake Chemical Corp.	418,316
19,848	Worthington Industries, Inc.	172,876

		2,774,202

Media — 0.4%
12,523	Cox Radio, Inc. Class A*	51,344

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
63,111	Entercom Communications Corp. Class A	$69,422
32,547	Live Nation, Inc.*	86,901
3,143	Marvel Entertainment, Inc.*	83,447

		291,114

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
25,880	Acadia Pharmaceuticals, Inc.*(a)	24,586
39,532	Accelrys, Inc.*	157,337
2,041	Affymax, Inc.*(a)	32,880
17,404	Albany Molecular Research, Inc.*	164,120
24,827	Alexza Pharmaceuticals, Inc.*(a)	54,868
45,279	Alkermes, Inc.*	549,234
2,716	Bio-Rad Laboratories, Inc. Class A*	178,984
3,867	Cougar Biotechnology, Inc.*	124,517
19,055	Cubist Pharmaceuticals, Inc.*	311,740
113,361	Depomed, Inc.*	267,532
3,423	Dionex Corp.*	161,737
27,870	Emergent Biosolutions, Inc.*(a)	376,524
42,888	Enzon Pharmaceuticals, Inc.*(a)	260,330
45,640	Facet Biotech Corp.*	433,580
9,484	Genomic Health, Inc.*	231,220
15,678	Immunogen, Inc.*(a)	111,314
54,633	Immunomedics, Inc.*	52,448
17,506	Isis Pharmaceuticals, Inc.*(a)	262,765
42,026	Lexicon Pharmaceuticals, Inc.*	45,808
50,442	Maxygen, Inc.*	343,006
10,399	Medivation, Inc.*(a)	189,990
12,517	Molecular Insight Pharmaceuticals, Inc.*(a)	44,560
96,965	Nabi Biopharmaceuticals*	358,770
31,580	NPS Pharmaceuticals, Inc.*	132,636
10,952	Par Pharmaceutical Cos, Inc.*	103,715
77,805	PDL BioPharma, Inc.	550,859
20,620	Progenics Pharmaceuticals, Inc.*(a)	135,886
55,928	Questcor Pharmaceuticals, Inc.*	275,166
18,373	Regeneron Pharmaceuticals, Inc.*	254,650
18,006	Salix Pharmaceuticals Ltd.*	171,057
28,948	Synta Pharmaceuticals Corp.*(a)	61,949
6,095	The Medicines Co.*	66,070
8,554	Valeant Pharmaceuticals International*(a)	152,176
10,086	Varian, Inc.*	239,442
11,114	Viropharma, Inc.*(a)	58,348
100,035	XOMA Ltd.*	53,019

		6,992,823

Real Estate Investment Trust — 4.9%
10,053	BRE Properties, Inc.	197,340
10,492	Digital Realty Trust, Inc.(a)	348,125
1,557	Federal Realty Investment Trust(a)	71,622
41,209	Franklin Street Properties Corp.(a)	506,871
9,357	Liberty Property Trust	177,222
17,000	LTC Properties, Inc.	298,180
4,704	National Health Investors, Inc.	126,396
16,325	Nationwide Health Properties, Inc.(a)	362,252
15,883	Omega Healthcare Investors, Inc.	223,633

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trust — (continued)
1,733	Rayonier, Inc.	$52,371
38,348	Realty Income Corp.(a)	721,709
8,992	Regency Centers Corp.(a)	238,917
2,517	Saul Centers, Inc.	57,815
27,290	Senior Housing Properties Trust	382,606
1,645	Tanger Factory Outlet Centers, Inc.	50,765
1,584	Universal Health Realty Income Trust	46,300

		3,862,124

Retailing — 5.3%
10,023	99 Cents Only Stores*	92,613
14,769	Aeropostale, Inc.*	392,265
29,082	Build-A-Bear Workshop, Inc.*(a)	176,528
4,753	Citi Trends, Inc.*	108,796
2,671	Conn’s, Inc.*	37,501
7,425	Core-Mark Holding Co., Inc.*	135,283
17,209	Fred’s, Inc. Class A	194,117
9,509	Genesco, Inc.*(a)	179,054
2,231	Group 1 Automotive, Inc.	31,167
8,216	Hibbett Sports, Inc.*(a)	157,911
53,671	HOT Topic, Inc.*(a)	600,578
8,386	HSN, Inc.*	43,104
10,550	Jo-Ann Stores, Inc.*	172,387
13,537	Netflix, Inc.*(a)	581,008
11,266	Overstock.com, Inc.*	103,084
20,001	PetSmart, Inc.	419,221
3,042	Rent-A-Center, Inc.*	58,924
50,069	Stage Stores, Inc.	504,696
10,185	The Cato Corp. Class A	186,182

		4,174,419

Semiconductors & Semiconductor Equipment — 3.9%
2,512	Actel Corp.*	25,421
39,275	Applied Micro Circuits Corp.*	190,876
32,598	Atmel Corp.*	118,331
13,666	Cirrus Logic, Inc.*	51,384
8,682	Cohu, Inc.	62,510
33,003	Cypress Semiconductor Corp.*(a)	223,430
12,318	DSP Group, Inc.*	53,214
69,745	Entegris, Inc.*	59,981
38,373	Exar Corp.*	239,448
26,332	Integrated Device Technology, Inc.*	119,811
5,527	IXYS Corp.	44,548
65,815	Lattice Semiconductor Corp.*	90,825
37,931	LSI Corp.*	115,310
27,425	Micrel, Inc.	193,072
45,697	MIPS Technologies, Inc.*	133,892
2,272	MKS Instruments, Inc.*	33,330
7,421	Netlogic Microsystems, Inc.*(a)	203,929
14,172	Semtech Corp.*	189,196
138,775	Silicon Image, Inc.*	333,060
99,363	Silicon Storage Technology, Inc.*	163,949
34,888	SiRF Technology Holdings, Inc.*	80,242
19,287	Ultratech, Inc.*	240,895
5,606	Volterra Semiconductor Corp.*	47,315

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
7,551	Zoran Corp.*	$66,449

		3,080,418

Software & Services — 8.6%
10,556	ACI Worldwide, Inc.*(a)	197,925
52,762	Acxiom Corp.	390,439
1,484	Advent Software, Inc.*(b)	49,432
41,499	ArcSight, Inc.*	529,942
42,314	Art Technology Group, Inc.*	107,901
18,606	Blackbaud, Inc.	216,016
9,833	Catapult Communications Corp.*	68,536
80,925	Ciber, Inc.*	220,925
51,535	Commvault Systems, Inc.*	565,339
12,576	CSG Systems International, Inc.*	179,585
12,418	DealerTrack Holdings, Inc.*	162,676
7,611	Digimarc Corp.*	73,979
62,458	EarthLink, Inc.*	410,349
14,108	ExlService Holdings, Inc.*	121,611
2,531	Genpact Ltd.*	22,425
19,941	i2 Technologies, Inc.*	157,534
31,143	Internap Network Services Corp.*	83,775
45,894	Magma Design Automation, Inc.*	34,420
18,870	Manhattan Associates, Inc.*	326,828
32,207	Mentor Graphics Corp.*	142,999
5,373	MicroStrategy, Inc. Class A*	183,703
9,747	Ness Technologies, Inc.*	28,754
4,796	Netscout Systems, Inc.*	34,339
9,190	NeuStar, Inc. Class A*	153,933
49,913	OpenTV Corp. Class A*	75,369
2,443	Perot Systems Corp. Class A*	31,466
13,232	QAD, Inc.	33,477
11,609	Rackspace Hosting, Inc.*	86,951
30,377	RealNetworks, Inc.*	70,778
11,935	Renaissance Learning, Inc.(a)	107,057
9,664	RightNow Technologies, Inc.*	73,156
24,650	Sapient Corp.*	110,186
9,037	Sohu.com, Inc.*	373,318
13,449	Startek, Inc.*	41,692
11,072	SuccessFactors, Inc.*	84,479
27,101	Symyx Technologies, Inc.*	120,599
6,910	TeleCommunication Systems, Inc. Class A*	63,365
24,010	The Hackett Group, Inc.*	48,500
23,717	TIBCO Software, Inc.*	139,219
93,528	TiVo, Inc.*(a)	658,437
25,735	United Online, Inc.	114,778
4,750	Valueclick, Inc.*	40,423
3,621	Vignette Corp.*	24,188
3,814	Wind River Systems, Inc.*	24,410

		6,785,213

Technology Hardware & Equipment — 5.2%
52,491	3Com Corp.*	162,197
31,393	Acme Packet, Inc.*	190,555
4,695	Airvana, Inc.*	27,466
43,157	Arris Group, Inc.*	318,067
27,060	Avanex Corp.*	47,355
21,162	Avid Technology, Inc.*(a)	193,421

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
4,741	Avocent Corp.*	$57,556
22,369	Benchmark Electronics, Inc.*	250,533
24,844	BigBand Networks, Inc.*	162,728
63,321	Brightpoint, Inc.*	271,014
2,185	Cogent, Inc.*	26,001
16,278	Cray, Inc.*	56,973
5,597	Electronics for Imaging, Inc.*	54,851
11,458	Emulex Corp.*	57,634
25,187	Hypercom Corp.*	24,179
25,283	Imation Corp.	193,415
26,362	Ingram Micro, Inc. Class A*	333,216
23,278	Novatel Wireless, Inc.*	130,822
10,225	Polycom, Inc.*	157,363
7,439	Riverbed Technology, Inc.*	97,302
7,311	ShoreTel, Inc.*	31,510
19,674	Starent Networks Corp.*	311,046
21,654	Symmetricom, Inc.*	75,789
7,023	Synaptics, Inc.*(a)	187,935
8,506	Tech Data Corp.*	185,261
80,234	Tellabs, Inc.*	367,472
14,064	Tollgrade Communications, Inc.*	81,571

		4,053,232

Telecommunication Services — 2.2%
14,594	Cbeyond, Inc.*(a)	274,805
12,941	Centennial Communications Corp.*	106,893
4,538	Global Crossing Ltd.*	31,766
38,140	IDT Corp. Class B*	44,242
9,723	Iowa Telecommunications Services, Inc.(a)	111,426
6,013	NTELOS Holdings Corp.	109,076
62,332	PAETEC Holding Corp.*	89,758
18,838	Premiere Global Services, Inc.*	166,151
6,075	Syniverse Holdings, Inc.*	95,742
11,074	tw telecom, inc.*	96,897
60,690	USA Mobility, Inc.	558,955

		1,685,711

Transportation — 2.4%
24,451	American Commercial Lines, Inc.*(a)	77,510
9,436	Arkansas Best Corp.	179,473
6,560	Celadon Group, Inc.*	36,408
2,304	J.B. Hunt Transport Services, Inc.	55,549
2,301	Knight Transportation, Inc.(a)	34,883
19,848	Marten Transport Ltd.*	370,761
19,958	Pacer International, Inc.	69,853
20,225	Saia, Inc.*	241,689
18,974	SkyWest, Inc.	236,036
7,243	Universal Truckload Services, Inc.	103,864
4,884	UTi Worldwide, Inc.	58,364
28,990	Werner Enterprises, Inc.(a)	438,329

		1,902,719

Utilities — 2.1%
935	American States Water Co.	33,959
5,005	Black Hills Corp.	89,539
1,963	CH Energy Group, Inc.	92,065
3,773	El Paso Electric Co.*	53,162

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
17,188	New Jersey Resources Corp.	$584,048
4,317	NorthWestern Corp.	92,729
5,617	PNM Resources, Inc.	46,396
14,149	Portland General Electric Co.	248,881
3,974	The Empire District Electric Co.	57,385
11,582	Unisource Energy Corp.	326,497

		1,624,661

TOTAL COMMON STOCKS		$76,717,063

			Expiration
Units		Description	Month	Value
Right* — 0.0%
Insurance — 0.0%
	11,150	United America
		Indemnity Ltd.	04/09	$5,225

	Interest
Shares	Rate	Value
Investment Company(c) — 2.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,236,283	0.482%	$2,236,283

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$78,958,571

Securities Lending Reinvestment Vehicle(c) — 17.2%
Boston Global Investment Trust — Enhanced Portfolio II
13,688,466	0.584%	$13,510,516

TOTAL INVESTMENTS — 117.6%		$92,469,087

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.6)%		(13,851,897)

NET ASSETS — 100.0%		$78,617,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2009, the following futures contract were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell 2000 Mini Index	42	June 2009	$1,769,460	$147,764

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$109,587,250

Gross unrealized gain	4,681,297
Gross unrealized loss	(21,799,460)

Net unrealized security loss	$(17,118,163)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Automobiles & Components — 0.2%
63,793	Johnson Controls, Inc.	$765,516

Banks — 1.5%
61,660	BB&T Corp.(a)	1,043,287
77,618	Comerica, Inc.	1,421,186
25,896	Hudson City Bancorp, Inc.	302,724
46,858	Synovus Financial Corp.(a)	152,289
14,256	TFS Financial Corp.(a)	172,925
178,864	Wells Fargo & Co.	2,547,023

		5,639,434

Capital Goods — 4.5%
14,032	AGCO Corp.*(b)	275,027
5,078	Danaher Corp.	275,329
177,571	Emerson Electric Co.	5,074,979
4,308	Fluor Corp.	148,841
176,072	General Electric Co.	1,780,088
15,489	Illinois Tool Works, Inc.	477,836
46,169	Lockheed Martin Corp.	3,187,046
17,378	Northrop Grumman Corp.	758,376
3,707	Rockwell Collins, Inc.	120,997
47,216	Toro Co.(a)	1,141,683
32,555	Tyco International Ltd.	636,776
17,638	United Technologies Corp.	758,081
28,617	URS Corp.*	1,156,413
14,302	W.W. Grainger, Inc.	1,003,714

		16,795,186

Commercial & Professional Services — 0.4%
22,951	Manpower, Inc.	723,645
50,170	Robert Half International, Inc.(a)	894,531

		1,618,176

Consumer Services — 4.5%
64,401	Apollo Group, Inc. Class A*	5,044,530
5,886	ITT Educational Services, Inc.*(a)	714,678
107,884	McDonald’s Corp.	5,887,230
39,891	Panera Bread Co. Class A*(a)	2,229,907
106,975	Yum! Brands, Inc.	2,939,673

		16,816,018

Diversified Financials — 6.6%
10,594	BlackRock, Inc.(a)	1,377,644
99,806	Citigroup, Inc.	252,509
19,730	CME Group, Inc.	4,861,275
109,159	Eaton Vance Corp.(a)	2,494,283
29,644	Federated Investors, Inc. Class B	659,876
19,174	Franklin Resources, Inc.	1,032,903
201,704	JPMorgan Chase & Co.	5,361,292
98,431	Moody’s Corp.(a)	2,256,039
44,556	Morgan Stanley	1,014,540
116,866	SEI Investments Co.	1,426,934
68,515	T. Rowe Price Group, Inc.(a)	1,977,343
32,625	The Bank of New York Mellon Corp.	921,656
90,598	The Charles Schwab Corp.(a)	1,404,269

		25,040,563

Energy — 14.7%
23,218	Apache Corp.(b)	1,488,042
140,736	Chevron Corp.	9,463,089
84,515	ConocoPhillips	3,309,607

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
66,070	Devon Energy Corp.	$2,952,668
287,803	Exxon Mobil Corp.	19,599,384
57,880	Frontier Oil Corp.	740,285
40,479	Murphy Oil Corp.	1,812,245
38,241	Occidental Petroleum Corp.	2,128,112
69,623	Schlumberger Ltd.	2,828,086
54,313	Southwestern Energy Co.*	1,612,553
87,708	Sunoco, Inc.	2,322,508
172,478	Tesoro Corp.(a)	2,323,279
269,605	Valero Energy Corp.	4,825,929

		55,405,787

Food & Staples Retailing — 3.6%
102,085	BJ’s Wholesale Club, Inc.*	3,265,699
25,696	SUPERVALU, Inc.	366,939
20,229	The Kroger Co.	429,260
181,843	Wal-Mart Stores, Inc.	9,474,020

		13,535,918

Food, Beverage & Tobacco — 6.9%
229,898	Altria Group, Inc.	3,682,966
70,411	Archer-Daniels-Midland Co.	1,956,018
41,332	Bunge Ltd.(a)	2,341,458
26,882	Campbell Soup Co.	735,491
64,324	Coca-Cola Enterprises, Inc.	848,434
10,921	Dean Foods Co.*	197,452
107,657	Hansen Natural Corp.*(a)	3,875,652
26,986	Hormel Foods Corp.	855,726
120,165	Lorillard, Inc.	7,418,987
9,511	PepsiAmericas, Inc.(a)	164,065
35,356	PepsiCo, Inc.	1,820,127
12,957	Philip Morris International, Inc.	461,010
27,834	The Hershey Co.	967,231
80,923	Tyson Foods, Inc. Class A	759,867

		26,084,484

Health Care Equipment & Services — 2.9%
28,165	AmerisourceBergen Corp.	919,869
277,672	Boston Scientific Corp.*	2,207,492
4,179	Cerner Corp.*	183,751
3,256	Gen-Probe, Inc.*	148,408
97,825	HLTH Corp.*(a)	1,012,489
55,376	Hologic, Inc.*(a)	724,872
73,642	Humana, Inc.*	1,920,583
28,897	McKesson Corp.	1,012,551
36,224	Medco Health Solutions, Inc.*	1,497,500
34,343	Medtronic, Inc.	1,012,088
14,631	Varian Medical Systems, Inc.*	445,368

		11,084,971

Household & Personal Products — 1.8%
80,273	Colgate-Palmolive Co.	4,734,502
47,216	The Procter & Gamble Co.	2,223,401

		6,957,903

Insurance — 2.0%
31,780	Aflac, Inc.	615,261
10,676	Fidelity National Financial, Inc. Class A	208,289
24,511	First American Corp.	649,787
111,074	HCC Insurance Holdings, Inc.	2,797,954

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
101,798	Loews Corp.	$2,249,736
27,429	The Travelers Companies, Inc.	1,114,714

		7,635,741

Materials — 2.6%
50,862	Ball Corp.	2,207,411
15,055	Ecolab, Inc.	522,860
34,057	Monsanto Co.	2,830,137
47,912	Newmont Mining Corp.	2,144,541
10,461	Reliance Steel & Aluminum Co.	275,438
12,062	Sonoco Products Co.	253,061
51,028	Southern Copper Corp.(a)	888,908
13,732	The Scotts Miracle-Gro Co. Class A(a)	476,500

		9,598,856

Media — 2.8%
174,637	Comcast Corp. Class A	2,382,049
35,500	Comcast Corp. Special Class A(a)	456,885
73,105	The Walt Disney Co.	1,327,587
83,402	Time Warner Cable, Inc.(a)	2,068,362
216,016	Time Warner, Inc.	4,169,111

		10,403,994

Pharmaceuticals, Biotechnology & Life Sciences — 11.8%
75,905	Amgen, Inc.*	3,758,816
38,065	Biogen Idec, Inc.*	1,995,367
23,834	Bristol-Myers Squibb Co.	522,441
184,264	Eli Lilly & Co.	6,156,260
49,695	Forest Laboratories, Inc.*	1,091,302
219,165	Gilead Sciences, Inc.*(a)	10,151,723
76,352	Johnson & Johnson(a)	4,016,115
86,541	King Pharmaceuticals, Inc.*	611,845
138,828	Merck & Co., Inc.	3,713,649
253,486	Pfizer, Inc.	3,452,480
270,418	Schering-Plough Corp.	6,368,344
15,387	Thermo Fisher Scientific, Inc.*	548,854
49,148	Wyeth	2,115,330

		44,502,526

Real Estate Investment Trust — 1.1%
88,856	Annaly Capital Management, Inc.	1,232,433
4,292	Digital Realty Trust, Inc.(a)	142,408
24,147	Equity Residential	443,097
45,675	Nationwide Health Properties, Inc.(a)	1,013,528
23,538	Plum Creek Timber Co., Inc.	684,250
5,283	Public Storage	291,886
6,030	Rayonier, Inc.	182,227
4,952	Simon Property Group, Inc.(a)	171,537

		4,161,366

Retailing — 2.6%
11,635	Amazon.com, Inc.*(a)	854,475
7,657	Dollar Tree, Inc.*	341,119
68,265	Family Dollar Stores, Inc.	2,278,003
158,878	PetSmart, Inc.	3,330,083
81,549	Ross Stores, Inc.	2,925,978

		9,729,658

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.9%
146,656	Broadcom Corp. Class A*(a)	$2,930,187
75,032	Cypress Semiconductor Corp.*	507,967
292,109	Intel Corp.	4,396,240
83,977	LSI Corp.*	255,290
34,513	Marvell Technology Group Ltd.*	316,139
156,602	Texas Instruments, Inc.	2,585,499

		10,991,322

Software & Services — 6.7%
242,626	Accenture Ltd. Class A(a)	6,669,789
132,357	Adobe Systems, Inc.*	2,831,116
14,344	Google, Inc. Class A*	4,992,573
363,099	Microsoft Corp.	6,670,129
50,048	Oracle Corp.*	904,367
18,420	Sohu.com, Inc.*(a)	760,930
98,048	Symantec Corp.*	1,464,837
59,113	VeriSign, Inc.*	1,115,462

		25,409,203

Technology Hardware & Equipment — 7.8%
61,278	Apple, Inc.*	6,441,543
418,328	Cisco Systems, Inc.*	7,015,361
158,964	Dell, Inc.*	1,506,979
345,870	EMC Corp.*	3,942,918
21,878	Hewlett-Packard Co.	701,409
72,033	Ingram Micro, Inc. Class A*	910,497
40,177	International Business Machines Corp.	3,892,749
149,644	NetApp, Inc.*	2,220,717
60,125	QUALCOMM, Inc.	2,339,464
126,046	Tellabs, Inc.*	577,291

		29,548,928

Telecommunication Services — 4.6%
170,890	AT&T, Inc.(b)	4,306,428
133,282	Embarq Corp.	5,044,724
569,046	Sprint Nextel Corp.*	2,031,494
191,737	Verizon Communications, Inc.	5,790,457

		17,173,103

Transportation — 3.1%
41,221	C.H. Robinson Worldwide, Inc.	1,880,090
57,956	Expeditors International of Washington, Inc.(a)	1,639,575
38,001	FedEx Corp.	1,690,665
169,121	J.B. Hunt Transport Services, Inc.(a)	4,077,507
49,333	United Parcel Service, Inc. Class B	2,428,170

		11,716,007

Utilities — 1.8%
8,011	American Water Works Co., Inc.	154,132
6,954	Aqua America, Inc.	139,080
624,532	Dynegy, Inc. Class A*	880,590
65,796	Exelon Corp.(a)	2,986,480
19,299	Integrys Energy Group, Inc.	502,546
43,742	NiSource, Inc.	428,672
8,183	OGE Energy Corp.	194,919
47,995	PPL Corp.	1,377,936

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
5,998	Vectren Corp.	$126,498

		6,790,853

TOTAL COMMON STOCKS		$367,405,513

Shares	Rate	Value
Investment Company(c) — 2.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,754,771	0.482%	$8,754,771

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$376,160,284

Securities Lending Reinvestment Vehicle(c) — 10.2%
Boston Global Investment Trust — Enhanced Portfolio II
38,854,822	0.584%	$38,349,709

TOTAL INVESTMENTS — 109.9%		$414,509,993

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(37,312,067)

NET ASSETS — 100.0%		$377,197,926

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S & P 500 E-mini	188	June 2009	$7,471,120	$383,555

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$487,181,057

Gross unrealized gain	13,534,394
Gross unrealized loss	(86,205,458)

Net unrealized security loss	$(72,671,064)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds (except VIT Money Market Fund) is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     It is the Money Market Fund’s policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, GSAM will evaluate the difference between the amortized cost price per unit of the Fund and the net asset value per unit based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time it determines a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value Hierarchy — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Fund investments categorized in the fair value hierarchy:

	Capital Growth	Growth and Income	Mid Cap Value	Growth Opportunities	Money Market
	Investments in	Investments in	Investments in	Investments in	Investments in
	Securities Long-	Securities Long-	Securities Long-	Securities Long-	Securities Long-
Level	Assets	Assets	Assets	Assets	Assets

Level 1	$251,579,867	$426,645,415	$746,079,703	$89,128,493	$—

Level 2	26,552,111	12,904,402	118,266,417	21,045,844	185,275,629 (a)

Level 3	—	—	—	—	—

Total	$278,131,978	$439,549,817	$864,346,120	$110,174,337	$185,275,629

	Equity Index		Structured Small Cap Equity		Structured U.S. Equity
	Investments in		Investments in		Investments in
	Securities Long-	Derivatives –	Securities Long-	Derivatives –	Securities Long-	Derivatives –
Level	Assets	Assets(b)	Assets	Assets(b)	Assets	Assets(b)

Level 1	$157,119,332	$76,408	$78,953,346	$147,764	$376,160,284	$383,555

Level 2	—	—	13,515,741	—	38,349,709	—

Level 3	—	—	—	—	—	—

Total	$157,119,332	$76,408	$92,469,087	$147,764	$414,509,993	$383,555

	Strategic International Equity
	Investments in
	Securities Long-	Derivatives –	Derivatives –
Level	Assets(c)	Assets(b)	Liabilities(b)

Level 1	$13,745,424	$4,116	$(469)

Level 2	156,840,586	—	—

Level 3	—	—	—

Total	$170,586,010	$4,116	$(469)

	Core Fixed Income
	Investments in	Investments in
	Securities Long-	Securities Long-	Derivatives –	Derivatives –
Level	Assets	Liabilities	Assets(b)	Liabilities(b)

Level 1	$7,373,499	$—	$759,325	$(6,234)

Level 2	164,540,696	(5,215,312)	104,388	(103,370)

Level 3	297,500	—	—	—

Total	$172,211,695	$(5,215,312)	$863,713	$(109,604)

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Government Income
	Investments in	Investments in
	Securities Long-	Securities Long-	Derivatives –	Derivatives –
Level	Assets	Liabilities	Assets(b)	Liabilities(b)

Level 1	$11,108,161	$—	$390,015	$(7,066)

Level 2	74,703,971	(3,113,750)	—	—

Level 3	88,500	—	—	—

Total	$85,900,632	$(3,113,750)	$390,015	$(7,066)

(a)	The Fund utilizes amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.

(b)	Derivatives may include open forward foreign currency contracts, futures contracts, swap contracts and written options.

(c)	To adjust for differing local market close timing, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
     The following is a reconciliation of Level 3 investments for the period ended March 31, 2009:

	Core Fixed Income	Government Income
	Investment in	Investment in
	Securities Long -	Securities Long -
Level 3	Assets	Assets

Beginning balance as of December 31, 2008	$—	$—

Realized gain (loss)	—	—

Unrealized gains/(losses) relating to instruments still held at reporting date	(71,750)	(21,450)

Net purchase (sales)	—	—

Net transfers in and/or out of Level 3	369,250	109,950

Ending Balance as of March 31, 2009	$297,500	$88,500

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income, Government Income and Growth Opportunities Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity.
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period that the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2009, the VIT Money Market Fund had an undivided interest in the Joint Repurchase Agreement Account II, which equaled 46,200,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,700,000,000	0.25%	04/01/09	$1,700,011,805

Barclays Capital, Inc.	3,250,000,000	0.32	04/01/09	3,250,028,889

Citigroup Global Markets, Inc.	1,000,000,000	0.28	04/01/09	1,000,007,778

Credit Suisse Securities (USA) LLC	3,000,000,000	0.25	04/01/09	3,000,020,833

Deutsche Bank Securities, Inc.	3,002,900,000	0.25	04/01/09	3,002,920,853

Greenwich Capital Markets	500,000,000	0.30	04/01/09	500,004,167

JPMorgan Securities	3,050,000,000	0.29	04/01/09	3,050,024,569

Merrill Lynch & Co., Inc.	750,000,000	0.25	04/01/09	750,005,208

Morgan Stanley & Co.	500,000,000	0.22	04/01/09	500,003,056

UBS Securities LLC	300,000,000	0.23	04/01/09	300,001,917

UBS Securities LLC	200,000,000	0.30	04/01/09	200,001,667

TOTAL				$17,253,030,742

At March 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.380% to 6.900%, due 04/01/09 to 11/15/18; Federal Home Loan Mortgage Corp., 1.250% to 11.000%, due 05/12/09 to 01/01/48; Federal National Mortgage Association, 3.050% to 16.000%, due 04/01/09 to 02/01/49; Government National Mortgage Association, 5.500% due 07/20/38; Tennessee Valley Authority, 5.500% to 6.790%, due 05/23/12 to 07/18/17; U.S. Treasury Bills, 0.000%, due 12/17/09; U.S. Treasury Notes, 4.750%, due 02/15/10. The aggregate market value of the collateral, including accrued interest, was $17,671,414,639.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds (except VIT Money Market Fund) may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent.
     The Capital Growth, Growth and Income, Growth Opportunities, Mid Cap Value and Strategic International Equity Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Structured Small Cap Equity and Structured U.S. Equity Funds invest in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio and Enhanced Portfolio II, deemed affiliates of the Trust, are exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio and Enhanced Portfolio II. The Enhanced Portfolio and Enhanced Portfolio II primarily invest in short-term investments, but are not “money market funds” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio or Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 29, 2009

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.